UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number:    811-04087

                                                 Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (Zip code)

        Michele T. Mosca            290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

                  Registrant’s telephone number, including area code:        585-325-6880

            Date of fiscal year end:    October 31

Date of reporting period:  January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:   SCHEDULE OF INVESTMENTS

Investment Portfolio - January 31, 2017

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 97.0%

Consumer Discretionary - 16.7%
Diversified Consumer Services - 1.1%
Houghton Mifflin Harcourt Co.*	84,200	$951,460

Hotels, Restaurants & Leisure - 3.4%
Jack in the Box, Inc.	8,180	882,786
Yum China Holdings, Inc.*	22,950	630,666
Yum! Brands, Inc.	22,290	1,460,664

		2,974,116

Internet & Direct Marketing Retail - 6.2%
Amazon.com, Inc.*	3,230	2,659,840
The Priceline Group, Inc.*	1,780	2,803,731

		5,463,571

Media - 4.2%
Tribune Media Co. - Class A	37,830	1,091,017
Twenty-First Century Fox, Inc. - Class A	83,790	2,629,330

		3,720,347

Specialty Retail - 1.8%
L Brands, Inc.	25,590	1,540,774

Total Consumer Discretionary		14,650,268

Consumer Staples - 7.7%
Beverages - 2.1%
The Coca-Cola Co.	43,630	1,813,699

Food & Staples Retailing - 2.6%
CVS Health Corp.	16,180	1,275,146
Sprouts Farmers Market, Inc.*	54,310	1,013,968

		2,289,114

Food Products - 3.0%
Campbell Soup Co.	42,950	2,672,779

Total Consumer Staples		6,775,592

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Range Resources Corp.	24,530	793,300

Financials - 4.5%
Capital Markets - 2.5%
BlackRock, Inc.	5,850	2,187,783

Consumer Finance - 2.0%
Synchrony Financial	48,410	1,734,046

Total Financials		3,921,829

1

Investment Portfolio - January 31, 2017

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 17.5%
Biotechnology - 6.0%
Alexion Pharmaceuticals, Inc.*	9,810	$1,281,971
BioMarin Pharmaceutical, Inc.*	15,650	1,371,410
Regeneron Pharmaceuticals, Inc.*	3,490	1,253,922
Vertex Pharmaceuticals, Inc.*	15,590	1,338,713

		5,246,016

Health Care Equipment & Supplies - 1.0%
Intuitive Surgical, Inc.*	1,330	921,278

Health Care Providers & Services - 2.2%
Express Scripts Holding Co.*	28,610	1,970,657

Health Care Technology - 0.9%
Cerner Corp.*	13,890	746,032

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	9,430	1,437,038

Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	42,690	2,098,640
Johnson & Johnson	26,570	3,009,052

		5,107,692

Total Health Care		15,428,713

Industrials - 6.5%
Aerospace & Defense - 1.4%
Arconic, Inc.	52,770	1,202,628

Building Products - 1.0%
Masco Corp.	28,270	931,496

Machinery - 2.1%
Flowserve Corp.	36,990	1,818,428

Professional Services - 2.0%
Nielsen Holdings plc	43,040	1,760,766

Total Industrials		5,713,318

Information Technology - 31.7%
Electronic Equipment, Instruments & Components - 1.0%
FLIR Systems, Inc.	24,950	881,484

Internet Software & Services - 7.3%
Alphabet, Inc. - Class A*	1,700	1,394,323
Alphabet, Inc. - Class C*	1,740	1,386,415
Facebook, Inc. - Class A*	28,000	3,648,960

		6,429,698

IT Services - 7.3%
MasterCard, Inc. - Class A	23,600	2,509,388

2

Investment Portfolio - January 31, 2017

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
PayPal Holdings, Inc.*	32,380	$1,288,076
Visa, Inc. - Class A	32,010	2,647,547

		6,445,011

Semiconductors & Semiconductor Equipment - 3.3%
Skyworks Solutions, Inc.	31,330	2,874,214

Software - 9.6%
Electronic Arts, Inc.*	22,760	1,898,867
Microsoft Corp.	44,280	2,862,702
salesforce.com, Inc.*	13,140	1,039,374
ServiceNow, Inc.*	29,650	2,686,883

		8,487,826

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	22,870	2,775,275

Total Information Technology		27,893,508

Materials - 8.0%
Chemicals - 6.3%
Ashland Global Holdings, Inc.	25,700	3,059,071
Monsanto Co.	23,020	2,493,296

		5,552,367

Metals & Mining - 1.7%
Freeport-McMoRan, Inc.*	57,510	957,542
Southern Copper Corp. (Peru)	12,610	483,720

		1,441,262

Total Materials		6,993,629

Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITS) - 1.5%
Weyerhaeuser Co.	43,010	1,347,503

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Zayo Group Holdings, Inc.*	55,340	1,768,666

TOTAL COMMON STOCKS (Identified Cost $78,086,476)		85,286,326

3

Investment Portfolio - January 31, 2017

(unaudited)

EQUITY SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.8%

Dreyfus Government Cash Management[1], 0.47% (Identified Cost $ 2,448,827)	2,448,827	$2,448,827

TOTAL INVESTMENTS - 99.8%
(Identified Cost $ 80,535,303)		87,735,153
OTHER ASSETS, LESS LIABILITIES - 0.2%		185,371

NET ASSETS - 100%		$87,920,524

*Non-income producing security.

1Rate shown is the current yield as of January 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$81,126,647
Unrealized appreciation	9,719,811
Unrealized depreciation	(3,111,305)

Net unrealized appreciation	$6,608,506

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments).A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - January 31, 2017

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$14,650,268	$14,650,268	$—	$—
Consumer Staples	6,775,592	6,775,592	—	—
Energy	793,300	793,300	—	—
Financials	3,921,829	3,921,829	—	—
Health Care	15,428,713	15,428,713	—	—
Industrials	5,713,318	5,713,318	—	—
Information Technology	27,893,508	27,893,508	—	—
Materials	6,993,629	6,993,629	—	—
Real Estate	1,347,503	1,347,503	—	—
Telecommunication Services	1,768,666	1,768,666	—	—
Mutual fund	2,448,827	2,448,827	—	—

Total assets	$87,735,153	$87,735,153	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2017

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.8%

Consumer Discretionary - 8.1%
Automobiles - 0.3%
Harley-Davidson, Inc.	10,131	$577,872

Distributors - 0.6%
Genuine Parts Co.	9,887	957,160

Leisure Products - 0.4%
Hasbro, Inc.	7,443	614,122

Media - 0.9%
Omnicom Group, Inc.	9,989	855,558
Viacom, Inc. - Class B	15,316	645,416

		1,500,974

Multiline Retail - 1.3%
Kohl’s Corp.	19,136	762,187
Target Corp.	20,858	1,344,924

		2,107,111

Specialty Retail - 4.1%
Best Buy Co., Inc.	15,471	688,769
The Gap, Inc.	31,439	724,040
The Home Depot, Inc.	36,202	4,980,671
Staples, Inc.	44,149	406,171

		6,799,651

Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	14,569	750,012

Total Consumer Discretionary		13,306,902

Consumer Staples - 17.4%
Beverages - 3.6%
Dr. Pepper Snapple Group, Inc.	9,551	871,051
PepsiCo, Inc.	48,143	4,996,281

		5,867,332

Food & Staples Retailing - 4.6%
Sysco Corp.	25,053	1,314,280
Wal-Mart Stores, Inc.	94,978	6,338,832

		7,653,112

Food Products - 2.5%
ConAgra Foods, Inc.	19,964	780,393
General Mills, Inc.	25,534	1,595,364
The Hershey Co.	8,398	885,737
The J.M. Smucker Co.	6,312	857,485

		4,118,979

1

Investment Portfolio - January 31, 2017

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 6.7%
The Clorox Co.	6,484	$778,080
Colgate-Palmolive Co.	34,560	2,231,885
Kimberly-Clark Corp.	9,440	1,143,467
The Procter & Gamble Co.	78,277	6,857,065

		11,010,497

Total Consumer Staples		28,649,920

Energy - 2.7%
Energy Equipment & Services - 1.6%
Schlumberger Ltd.	30,517	2,554,578

Oil, Gas & Consumable Fuels - 1.1%
Marathon Petroleum Corp.	16,639	799,504
Valero Energy Corp.	16,109	1,059,328

		1,858,832

Total Energy		4,413,410

Financials - 10.5%
Banks - 10.5%
BB&T Corp.	27,353	1,263,435
Fifth Third Bancorp	33,575	876,307
JPMorgan Chase & Co.	66,874	5,659,547
The PNC Financial Services Group, Inc.	15,082	1,816,778
U.S. Bancorp.	45,207	2,380,149
Wells Fargo & Co.	93,556	5,270,009

Total Financials		17,266,225

Health Care - 14.7%
Biotechnology - 2.6%
AbbVie, Inc.	32,225	1,969,270
Amgen, Inc.	14,583	2,284,864

		4,254,134

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	44,160	1,844,563

Health Care Providers & Services - 0.4%
Quest Diagnostics, Inc.	7,625	700,890

Pharmaceuticals - 10.6%
Johnson & Johnson	57,004	6,455,703
Merck & Co., Inc.	94,445	5,854,646
Pfizer, Inc.	159,672	5,066,393

		17,376,742

Total Health Care		24,176,329

2

Investment Portfolio - January 31, 2017

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 22.8%
Aerospace & Defense - 8.0%
The Boeing Co.	21,442	$3,504,052
General Dynamics Corp.	13,418	2,429,731
Lockheed Martin Corp.	10,268	2,580,656
Raytheon Co.	14,509	2,091,617
United Technologies Corp.	22,849	2,505,850

		13,111,906

Air Freight & Logistics - 1.8%
United Parcel Service, Inc. - Class B	26,314	2,871,647

Building Products - 1.0%
Johnson Controls International plc	38,893	1,710,514

Commercial Services & Supplies - 0.9%
Waste Management, Inc.	22,145	1,539,078

Electrical Equipment - 2.3%
Eaton Corp. plc	20,248	1,433,153
Emerson Electric Co.	25,464	1,493,718
Rockwell Automation, Inc.	6,073	898,743

		3,825,614

Industrial Conglomerates - 2.3%
3M Co.	21,352	3,732,757

Machinery - 4.5%
Caterpillar, Inc.	21,308	2,038,323
Cummins, Inc.	7,208	1,059,648
Illinois Tool Works, Inc.	17,643	2,244,190
Parker-Hannifin Corp.	6,138	903,084
Stanley Black & Decker, Inc.	8,690	1,077,560

		7,322,805

Road & Rail - 1.5%
Union Pacific Corp.	23,649	2,520,510

Trading Companies & Distributors - 0.5%
Fastenal Co.	15,040	747,187

Total Industrials		37,382,018

Information Technology - 19.1%
Communications Equipment - 3.5%
Cisco Systems, Inc.	162,029	4,977,531
Harris Corp.	7,396	759,643

		5,737,174

IT Services - 4.5%
Automatic Data Processing, Inc.	19,260	1,945,067

3

Investment Portfolio - January 31, 2017

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
International Business Machines Corp.	22,789	$3,977,136
Paychex, Inc.	16,673	1,005,215
Xerox Corp.	59,362	411,379

		7,338,797

Semiconductors & Semiconductor Equipment - 6.3%
Intel Corp.	147,788	5,441,554
QUALCOMM, Inc.	42,885	2,291,346
Texas Instruments, Inc.	34,283	2,589,738

		10,322,638

Software - 4.3%
CA, Inc.	24,673	771,525
Microsoft Corp.	97,484	6,302,341

		7,073,866

Technology Hardware, Storage & Peripherals - 0.5%
Western Digital Corp.	10,642	848,487

Total Information Technology		31,320,962

Materials - 3.5%
Chemicals - 2.3%
LyondellBasell Industries N.V. - Class A	14,283	1,332,175
Monsanto Co.	11,555	1,251,522
Praxair, Inc.	10,099	1,196,126

		3,779,823

Containers & Packaging - 0.7%
International Paper Co.	20,903	1,183,110

Metals & Mining - 0.5%
Nucor Corp.	14,468	840,446

Total Materials		5,803,379

TOTAL COMMON STOCKS
(Identified Cost $137,749,850)		162,319,145

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Government Cash Management[1], 0.47% (Identified Cost $1,409,939)	1,409,939	1,409,939

TOTAL INVESTMENTS - 99.7%
(Identified Cost $139,159,789)		163,729,084
OTHER ASSETS, LESS LIABILITIES - 0.3%		526,383

NET ASSETS - 100%		$164,255,467

4

Investment Portfolio - January 31, 2017

(unaudited)

1Rate shown is the current yield as of January 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$139,391,291
Unrealized appreciation	26,516,321
Unrealized depreciation	(2,178,528)

Net unrealized appreciation	$24,337,793

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$13,306,902	$13,306,902	$—	$—
Consumer Staples	28,649,920	28,649,920	—	—
Energy	4,413,410	4,413,410	—	—
Financials	17,266,225	17,266,225	—	—
Health Care	24,176,329	24,176,329	—	—
Industrials	37,382,018	37,382,018	—	—
Information Technology	31,320,962	31,320,962	—	—
Materials	5,803,379	5,803,379	—	—
Mutual fund	1,409,939	1,409,939	—	—

Total assets	$163,729,084	$163,729,084	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2017

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 104.8%

Dreyfus Government Cash Management[1], 0.47% (Identified Cost $ 3,794,339)	3,794,339	$3,794,339

TOTAL INVESTMENTS - 104.8%
(Identified Cost $ 3,794,339)		3,794,339
LIABILITIES, LESS OTHER ASSETS - (4.8%)		(174,076)

NET ASSETS - 100%		$3,620,263

1Rate shown is the current yield as of January 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation (depreciation) were as follows:

Cost for federal income tax purposes	$3,794,339
Unrealized appreciation	—
Unrealized depreciation	—

Net unrealized appreciation (depreciation)	$—

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Mutual fund	$3,794,339	$3,794,339	$—	$—

Total assets	$3,794,339	$3,794,339	$—	$—

There were no Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

1

Investment Portfolio - January 31, 2017

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2017

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 97.6%

Consumer Discretionary - 16.4%
Diversified Consumer Services - 1.4%
Kroton Educacional S.A. (Brazil)	2,870,270	$12,305,972

Hotels, Restaurants & Leisure - 3.0%
Accor S.A. (France)[1]	662,000	26,828,365

Internet & Direct Marketing Retail - 0.5%
Zalando SE (Germany)*[1,2]	107,030	4,232,938

Media - 6.3%
Dish TV India Ltd. (India)*[1]	4,654,960	5,776,315
ITV plc (United Kingdom)[1]	7,177,460	18,417,642
Liberty Global plc - Class A - ADR (United Kingdom)*	861,810	31,438,829

		55,632,786

Specialty Retail - 2.5%
Kingfisher plc (United Kingdom)[1]	5,248,759	22,269,493

Textiles, Apparel & Luxury Goods - 2.7%
lululemon athletica, Inc. (United States)*	360,440	24,333,304

Total Consumer Discretionary		145,602,858

Consumer Staples - 24.1%
Beverages - 10.0%
Ambev S.A. - ADR (Brazil)	4,858,645	26,188,097
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	311,590	32,535,791
Diageo plc (United Kingdom)[1]	1,076,890	29,913,804

		88,637,692

Food Products - 5.6%
Danone S.A. (France)[1]	348,230	21,830,213
Nestle S.A. (Switzerland)[1]	375,690	27,524,755

		49,354,968

Personal Products - 5.4%
Beiersdorf AG (Germany)[1]	114,610	10,168,105
Unilever plc - ADR (United Kingdom)	918,570	37,762,414

		47,930,519

Tobacco - 3.1%
Japan Tobacco, Inc. (Japan)[1]	851,800	27,475,279

Total Consumer Staples		213,398,458

Energy - 6.5%
Energy Equipment & Services - 4.0%
Schlumberger Ltd. (United States)	420,560	35,205,078

Oil, Gas & Consumable Fuels - 2.5%
Cameco Corp. (Canada)	1,747,460	22,280,115

Total Energy		57,485,193

1

Investment Portfolio - January 31, 2017

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 15.4%
Health Care Equipment & Supplies - 3.6%
Medtronic plc (United States)	422,890	$32,148,098

Health Care Providers & Services - 2.9%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	317,190	25,890,693

Life Sciences Tools & Services - 2.6%
QIAGEN N.V. (United States)*	444,931	12,894,108
QIAGEN N.V. (United States)*,1	327,336	9,525,619

		22,419,727

Pharmaceuticals - 6.3%
Novartis AG - ADR (Switzerland)	497,620	36,784,070
Perrigo Co. plc (United States)	253,240	19,284,226

		56,068,296

Total Health Care		136,526,814

Industrials - 13.3%
Aerospace & Defense - 3.4%
Safran S.A. (France)[1]	437,765	29,674,821

Airlines - 1.0%
Ryanair Holdings plc - ADR (Ireland)*	105,777	8,849,304

Construction & Engineering - 1.0%
Vinci S.A. (France)[1]	128,770	9,026,379

Machinery - 2.4%
Sulzer AG (Switzerland)[1]	101,080	11,440,056
The Weir Group plc (United Kingdom)[1]	380,650	9,642,883

		21,082,939

Trading Companies & Distributors - 3.4%
Brenntag AG (Germany)[1]	450,079	26,184,495
Howden Joinery Group plc (United Kingdom)[1]	909,460	4,332,607

		30,517,102

Transportation Infrastructure - 2.1%
Aena S.A. (Spain)[1,2]	128,280	18,655,512

Total Industrials		117,806,057

Information Technology - 13.8%
Internet Software & Services - 8.3%
Alibaba Group Holding Ltd. - ADR (China)*	227,950	23,093,614
Baidu, Inc. - ADR (China)*	103,500	18,119,745
Just Eat plc (United Kingdom)*[1]	623,650	4,247,319
Tencent Holdings Ltd. - Class H (China)[1]	1,081,590	28,278,585

		73,739,263

2

Investment Portfolio - January 31, 2017

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 3.5%
Amdocs Ltd. - ADR (United States)	527,014	$30,940,992

Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co. Ltd. (South Korea)[1]	10,580	17,994,215

Total Information Technology		122,674,470

Materials - 4.8%
Chemicals - 3.7%
Akzo Nobel N.V. (Netherlands)[1]	350,760	23,804,574
Solvay S.A. (Belgium)[1]	76,060	8,918,070

		32,722,644

Metals & Mining - 1.1%
Antofagasta plc (Chile)[1]	513,390	5,424,337
First Quantum Minerals Ltd. (Canada)	360,260	4,543,221

		9,967,558

Total Materials		42,690,202

Telecommunication Services - 3.3%
Wireless Telecommunication Services - 3.3%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	2,325,310	29,322,159

TOTAL COMMON STOCKS
(Identified Cost $864,582,854)		865,506,211

SHORT-TERM INVESTMENT - 0.4%

Dreyfus Government Cash Management[3], 0.47% (Identified Cost $3,600,231)	3,600,231	3,600,231

TOTAL INVESTMENTS - 98.0%
(Identified Cost $868,183,085)		869,106,442
OTHER ASSETS, LESS LIABILITIES - 2.0%		17,378,002

NET ASSETS - 100%		$886,484,444

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $22,888,450 or 2.6% of the Series’ net assets as of January 31, 2017.

3Rate shown is the current yield as of January 31, 2017.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United States - 18.5%; United Kingdom - 17.8%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

3

Investment Portfolio - January 31, 2017

(unaudited)

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$900,881,760
Unrealized appreciation	24,076,658
Unrealized depreciation	(55,851,976)

Net unrealized depreciation	$(31,775,318)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$145,602,858	$68,078,105	$77,524,753	$—
Consumer Staples	213,398,458	63,950,511	149,447,947	—
Energy	57,485,193	57,485,193	—	—
Health Care	136,526,814	101,110,502	35,416,312	—
Industrials	117,806,057	8,849,304	108,956,753	—
Information Technology	122,674,470	72,154,351	50,520,119	—
Materials	42,690,202	4,543,221	38,146,981	—
Telecommunication Services	29,322,159	29,322,159	—	—
Mutual fund	3,600,231	3,600,231	—	—

Total assets	$869,106,442	$409,093,577	$460,012,865	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS - 33.3%

Consumer Discretionary - 4.9%
Automobiles - 0.1%
Honda Motor Co., Ltd. - ADR (Japan)	22,147	$658,209

Hotels, Restaurants & Leisure - 0.2%
Accor S.A. (France)[1]	3,920	158,863
Yum China Holdings, Inc.*	61,890	1,700,737

		1,859,600

Household Durables - 0.0%##
LGI Homes, Inc.*	6,620	205,617

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc.*	12,220	10,062,926
The Priceline Group, Inc.*	6,650	10,474,614

		20,537,540

Media - 1.6%
Cinemark Holdings, Inc.	22,130	940,525
Liberty Global plc - Class A - ADR (United Kingdom)*	150,660	5,496,077
Tribune Media Co. - Class A	121,320	3,498,869
Twenty-First Century Fox, Inc. - Class A2	259,470	8,142,169

		18,077,640

Multiline Retail - 0.1%
Dollar General Corp.	11,480	847,454
Target Corp.	9,258	596,956

		1,444,410

Specialty Retail - 0.6%
The Home Depot, Inc.	15,071	2,073,468
Kingfisher plc (United Kingdom)[1]	582,890	2,473,092
L Brands, Inc.	7,930	477,465
Staples, Inc.	65,860	605,912
Williams-Sonoma, Inc.	11,988	577,941

		6,207,878

Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc.*	58,980	3,981,740
NIKE, Inc. - Class B	11,350	600,415

		4,582,155

Total Consumer Discretionary		53,573,049

Consumer Staples - 2.5%
Beverages - 1.3%
Ambev S.A. - ADR (Brazil)	868,350	4,680,407
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	26,390	2,755,607
Diageo plc (United Kingdom)[1]	166,646	4,629,085

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
PepsiCo, Inc.	18,308	$1,900,004

		13,965,103

Food & Staples Retailing - 0.2%
Wal-Mart Stores, Inc.	33,077	2,207,559

Food Products - 0.2%
Campbell Soup Co.	12,900	802,767
General Mills, Inc.	9,979	623,488
J&J Snack Foods Corp.	5,782	737,610

		2,163,865

Household Products - 0.3%
Colgate-Palmolive Co.	12,150	784,647
Kimberly-Clark Corp.	4,553	551,505
The Procter & Gamble Co.	29,659	2,598,128

		3,934,280

Personal Products - 0.5%
Unilever plc - ADR (United Kingdom)	129,257	5,313,755

Total Consumer Staples		27,584,562

Energy - 1.5%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	77,810	6,513,475

Oil, Gas & Consumable Fuels - 0.9%
BP plc - ADR (United Kingdom)	38,949	1,401,385
Chevron Corp.	12,566	1,399,224
ConocoPhillips	9,385	457,613
Exxon Mobil Corp.	22,013	1,846,671
Hess Corp.	6,441	348,973
Occidental Petroleum Corp.	12,467	844,889
Range Resources Corp.	86,700	2,803,878
Royal Dutch Shell plc - Class B - ADR (Netherlands)	10,490	602,860
TOTAL S.A. (France)[1]	8,318	420,853

		10,126,346

Total Energy		16,639,821

Financials - 1.9%
Banks - 1.2%
Bank of America Corp.	41,075	929,938
Citigroup, Inc.	26,078	1,455,935
JPMorgan Chase & Co.	50,371	4,262,898
KeyCorp.	31,503	566,109
The PNC Financial Services Group, Inc.	9,807	1,181,351
U.S. Bancorp.	35,865	1,888,292

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Wells Fargo & Co.	65,649	$3,698,008

		13,982,531

Capital Markets - 0.6%
Apollo Investment Corp.	31,051	181,958
Ares Capital Corp.	13,632	230,381
BlackRock, Inc.	12,820	4,794,424
Fifth Street Finance Corp.	33,586	182,708
Medley Capital Corp.	25,675	191,536
PennantPark Investment Corp.	24,234	191,206
Prospect Capital Corp.	30,415	256,094
Thomson Reuters Corp.	12,744	571,441

		6,599,748

Insurance - 0.1%
Principal Financial Group, Inc.	15,366	877,245

Total Financials		21,459,524

Health Care - 5.5%
Biotechnology - 1.6%
AbbVie, Inc.	15,713	960,221
Alexion Pharmaceuticals, Inc.*	29,880	3,904,718
Amgen, Inc.	6,976	1,093,000
BioMarin Pharmaceutical, Inc.*	48,470	4,247,426
Regeneron Pharmaceuticals, Inc.*	9,350	3,359,362
Vertex Pharmaceuticals, Inc.*	49,050	4,211,924

		17,776,651

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	16,472	688,034
Medtronic plc	110,060	8,366,761

		9,054,795

Health Care Providers & Services - 0.3%
Express Scripts Holding Co.*[2]	53,200	3,664,416

Health Care Technology - 0.3%
Cerner Corp.*	52,260	2,806,885

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	85,960	4,225,794
Eli Lilly & Co.	8,267	636,807
Johnson & Johnson	78,879	8,933,047
Merck & Co., Inc.	40,799	2,529,130
Novartis AG - ADR (Switzerland)	75,190	5,558,045
Perrigo Co. plc	8,721	664,104
Pfizer, Inc.	64,318	2,040,810
Roche Holding AG (Switzerland)[1]	2,392	566,781
Sanofi (France)[1]	8,313	668,173
Sanofi - ADR (France)	30,087	1,226,948

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	13,263	$443,382

		27,493,021

Total Health Care		60,795,768

Industrials - 2.8%
Aerospace & Defense - 0.9%
Arconic, Inc.	193,993	4,421,101
The Boeing Co.	8,084	1,321,087
General Dynamics Corp.	5,368	972,037
Lockheed Martin Corp.	4,413	1,109,119
Raytheon Co.	5,177	746,316
United Technologies Corp.	10,058	1,103,061

		9,672,721

Air Freight & Logistics - 0.1%
United Parcel Service, Inc. - Class B	10,596	1,156,341

Commercial Services & Supplies - 0.1%
Covanta Holding Corp.	35,440	570,584
Waste Management, Inc.	9,101	632,520

		1,203,104

Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	35,560	847,040
Emerson Electric Co.	11,046	647,958

		1,494,998

Industrial Conglomerates - 0.4%
3M Co.	13,354	2,334,546
General Electric Co.	41,161	1,222,482
Honeywell International, Inc.	5,166	611,241

		4,168,269

Machinery - 0.5%
Caterpillar, Inc.	8,883	849,748
Flowserve Corp.	79,111	3,889,097
Illinois Tool Works, Inc.	6,103	776,302

		5,515,147

Professional Services - 0.5%
Nielsen Holdings plc	127,093	5,199,375

Road & Rail - 0.2%
Kansas City Southern	11,074	951,367
Union Pacific Corp.	10,876	1,159,164

		2,110,531

Total Industrials		30,520,486

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology - 8.4%
Communications Equipment - 0.2%
Cisco Systems, Inc.	50,761	$1,559,378
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	53,070	312,582

		1,871,960

Internet Software & Services - 1.6%
Alphabet, Inc. - Class A*	4,690	3,846,691
Alphabet, Inc. - Class C*	5,020	3,999,886
Facebook, Inc. - Class A*	75,310	9,814,399

		17,660,976

IT Services - 1.9%
Automatic Data Processing, Inc.	7,183	725,411
Broadridge Financial Solutions, Inc.	8,076	537,296
International Business Machines Corp.	9,217	1,608,551
InterXion Holding N.V. - ADR (Netherlands)*	8,400	322,812
MasterCard, Inc. - Class A2	84,140	8,946,606
PayPal Holdings, Inc.*	87,510	3,481,148
Visa, Inc. - Class A2	62,130	5,138,772

		20,760,596

Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.	65,492	2,411,415
QUALCOMM, Inc.	18,930	1,011,430
Skyworks Solutions, Inc.	115,070	10,556,522
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	44,070	1,362,204
Texas Instruments, Inc.	13,786	1,041,394

		16,382,965

Software - 2.6%
Electronic Arts, Inc.*	62,610	5,223,552
Microsoft Corp.	149,678	9,676,683
salesforce.com, Inc.*	43,180	3,415,538
ServiceNow, Inc.*	121,230	10,985,863

		29,301,636

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	53,699	6,516,374
Canon, Inc. - ADR (Japan)	21,098	623,868

		7,140,242

Total Information Technology		93,118,375

Materials - 2.6%
Chemicals - 2.0%
Akzo Nobel N.V. (Netherlands)[1]	12,100	821,175
Ashland Global Holdings, Inc.	55,680	6,627,590

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
The Dow Chemical Co.	7,873	$469,467
E.I. du Pont de Nemours & Co.	6,157	464,854
FMC Corp.	11,840	712,294
LyondellBasell Industries N.V. - Class A	7,123	664,362
Monsanto Co.	98,227	10,638,966
Praxair, Inc.	4,715	558,445
RPM International, Inc.	18,196	950,923

		21,908,076

Containers & Packaging - 0.3%
Bemis Co., Inc.	16,366	797,352
Graphic Packaging Holding Co.	43,956	549,890
Sealed Air Corp.	27,630	1,340,055
Sonoco Products Co.	7,997	439,435

		3,126,732

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	150,490	2,505,658
Southern Copper Corp. (Peru)	26,130	1,002,347

		3,508,005

Total Materials		28,542,813

Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITS) - 2.7%
Agree Realty Corp.	5,660	265,453
Alexandria Real Estate Equities, Inc.	3,800	421,115
American Campus Communities, Inc.	6,630	322,350
American Homes 4 Rent - Class A	15,800	352,024
Apartment Investment & Management Co. - Class A	10,940	482,126
AvalonBay Communities, Inc.	3,010	521,663
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	7,920	115,421
Boston Properties, Inc.	2,150	281,435
Brandywine Realty Trust	18,980	305,578
Brixmor Property Group, Inc.	9,330	225,133
CatchMark Timber Trust, Inc. - Class A	68,636	706,264
Chesapeake Lodging Trust	10,860	278,016
Colony NorthStar, Inc. - Class A	13,503	187,963
Colony Starwood Homes	10,080	317,016
Columbia Property Trust, Inc.	7,630	169,768
Community Healthcare Trust, Inc.	42,097	908,032
CoreCivic, Inc.	34,400	998,976
CoreSite Realty Corp.	1,680	144,698

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Crown Castle International Corp.	7,778	$683,142
CubeSmart	27,920	701,630
DDR Corp.	12,280	186,410
Digital Realty Trust, Inc.	7,050	758,792
Douglas Emmett, Inc.	6,830	258,447
Education Realty Trust, Inc.	6,360	255,736
EPR Properties	3,010	222,650
Equinix, Inc.	3,360	1,293,533
Equity LifeStyle Properties, Inc.	2,960	218,862
Equity One, Inc.	7,030	219,266
Equity Residential	5,680	345,174
Extra Space Storage, Inc.	1,890	136,174
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	132,183	85,635
Forest City Realty Trust, Inc. - Class A	21,690	491,062
GGP, Inc.	13,910	345,524
Global Medical REIT, Inc.	20,380	180,363
HCP, Inc.	14,820	449,342
Healthcare Realty Trust, Inc.	3,170	95,766
Healthcare Trust of America, Inc. - Class A	10,900	316,863
Hibernia REIT plc (Ireland)[1]	67,780	89,047
Host Hotels & Resorts, Inc.	10,960	198,047
Klepierre (France)[1]	6,230	236,575
Lamar Advertising Co. - Class A	9,680	731,034
LaSalle Hotel Properties	4,700	141,799
Life Storage, Inc.	6,800	553,860
The Macerich Co.	3,270	224,616
Mid-America Apartment Communities, Inc	4,800	455,760
National Storage Affiliates Trust	9,590	213,378
Outfront Media, Inc.	43,530	1,194,028
Physicians Realty Trust	23,650	438,708
Potlatch Corp.	28,170	1,160,604
Prologis, Inc.	10,800	527,580
Public Storage	1,160	249,400
Retail Properties of America, Inc. - Class A	11,850	177,394
Rexford Industrial Realty, Inc.	17,860	405,601
Simon Property Group, Inc.	4,390	806,750
Spirit Realty Capital, Inc.	32,690	343,899
STORE Capital Corp.	25,982	614,734
Sun Communities, Inc.	2,800	220,528
Tanger Factory Outlet Centers, Inc.	6,460	220,867
Terreno Realty Corp.	13,520	367,609

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
UDR, Inc.	6,800	$237,660
Urban Edge Properties	7,080	198,028
Ventas, Inc.	4,930	304,033
Vornado Realty Trust	2,400	255,144
Welltower, Inc.	4,430	293,709
Weyerhaeuser Co.	159,136	4,985,731

		30,093,525

Real Estate Management & Development - 0.0%##
First Capital Realty, Inc. (Canada)	8,460	134,580

Total Real Estate		30,228,105

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc.*	96,380	3,080,305

Wireless Telecommunication Services - 0.1%
NTT DOCOMO, Inc. - ADR (Japan)	46,662	1,116,155

Total Telecommunication Services		4,196,460

Utilities - 0.1%
Electric Utilities - 0.1%
Eversource Energy	8,551	473,041
Exelon Corp.	9,075	325,611

		798,652

Multi-Utilities - 0.0%##
CMS Energy Corp.	12,851	547,453

Total Utilities		1,346,105

TOTAL COMMON STOCKS
(Identified Cost $335,796,157)		368,005,068

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS - 22.7%

Non-Convertible Corporate Bonds - 22.7%
Consumer Discretionary - 1.8%
Auto Components - 0.3%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	3,095,000	$3,245,912

Household Durables - 0.4%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	605,000	614,075
Lennar Corp., 12.25%, 6/1/2017	720,000	743,400
Meritage Homes Corp., 7.00%, 4/1/2022	275,000	302,500
NVR, Inc., 3.95%, 9/15/2022	2,595,000	2,671,124
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	295,000	300,162
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	340,000	323,000

		4,954,261

Internet & Direct Marketing Retail - 0.5%
The Priceline Group, Inc., 3.60%, 6/1/2026	5,185,000	5,183,709

Media - 0.4%
Comcast Corp., 4.40%, 8/15/2035	2,440,000	2,523,224
CSC Holdings, LLC[4], 10.875%, 10/15/2025	410,000	487,900
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	450,000	457,875
VTR Finance B.V. (Chile)[4], 6.875%, 1/15/2024	580,000	609,000

		4,077,999

Multiline Retail - 0.2%
Dollar General Corp., 3.25%, 4/15/2023	2,515,000	2,492,285

Total Consumer Discretionary		19,954,166

Consumer Staples - 1.5%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	4,182,000	6,357,024
PepsiCo, Inc., 3.10%, 7/17/2022	2,710,000	2,778,200

		9,135,224

Food & Staples Retailing - 0.7%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	640,000	627,200
CVS Health Corp., 3.50%, 7/20/2022	4,060,000	4,171,764
The Kroger Co., 2.60%, 2/1/2021	2,805,000	2,797,721

		7,596,685

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Household Products - 0.0%##
HRG Group, Inc., 7.75%, 1/15/2022 .	300,000	$315,375

Total Consumer Staples		17,047,284

Energy - 3.5%
Energy Equipment & Services - 0.7%
Ensco plc, 5.20%, 3/15/2025	1,790,000	1,619,950
McDermott International, Inc.[4], 8.00%, 5/1/2021	560,000	574,000
Schlumberger Holdings Corp.[4], 3.625%, 12/21/2022	5,085,000	5,280,991
Trinidad Drilling Ltd. (Canada)[4], 6.625%, 2/15/2025	280,000	286,300

		7,761,241

Oil, Gas & Consumable Fuels - 2.8%
BP Capital Markets plc (United Kingdom), 3.216%, 11/28/2023	1,245,000	1,251,730
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	3,900,000	3,955,158
Cheniere Corpus Christi Holdings, LLC[4], 7.00%, 6/30/2024	490,000	546,962
Chevron Corp., 1.79%, 11/16/2018	2,850,000	2,861,628
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	2,730,000	2,881,611
ConocoPhillips Co., 3.35%, 11/15/2024	2,820,000	2,819,368
ConocoPhillips Co., 3.35%, 5/15/2025	640,000	638,891
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	275,000	284,350
Enviva Partners LP - Enviva Partners Finance Corp.[4], 8.50%, 11/1/2021	455,000	487,988
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	395,000	398,456
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	5,250,000	5,397,819
Kinder Morgan, Inc.[4], 5.625%, 11/15/2023	2,720,000	3,007,732
NGL Energy Partners LP - NGL Energy Finance Corp.[4], 7.50%, 11/1/2023	295,000	310,488
PBF Holding Co. LLC - PBF Finance Corp., 7.00%, 11/15/2023	445,000	452,788
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	2,900,000	2,637,550
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[4], 5.50%, 9/15/2024	450,000	456,750

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023		2,480,000	$2,578,426

			30,967,695

Total Energy			38,728,936

Financials - 7.3%
Banks - 3.9%
Bank of America Corp., 5.70%, 5/2/2017		2,705,000	2,733,613
Bank of America Corp., 4.00%, 1/22/2025		4,300,000	4,289,264
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021		2,180,000	2,729,944
Citigroup, Inc., 3.875%, 3/26/2025		5,270,000	5,199,566
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		2,675,000	2,734,032
JPMorgan Chase & Co., 4.95%, 3/25/2020		5,245,000	5,660,058
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021		9,400,000	9,166,532
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025		5,305,000	5,338,766
Popular, Inc., 7.00%, 7/1/2019		670,000	700,150
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	340,000	269,238
Santander Bank N.A., 8.75%, 5/30/2018		1,595,000	1,723,050
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,815,000	1,800,656
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	300,000	227,612

			42,572,481

Capital Markets - 1.8%
The Goldman Sachs Group, Inc.[5], 2.537%, 11/29/2023		5,315,000	5,468,019
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		2,725,000	2,759,321
Morgan Stanley, 2.125%, 4/25/2018		4,295,000	4,313,185
Morgan Stanley, 5.00%, 11/24/2025		3,970,000	4,216,366
TD Ameritrade Holding Corp., 2.95%, 4/1/2022		2,690,000	2,721,156

			19,478,047

Consumer Finance - 0.0%##
Navient Corp., 6.125%, 3/25/2024		565,000	534,631

Diversified Financial Services - 0.1%
Horizon Pharma, Inc., 6.625%, 5/1/2023		765,000	736,312

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[4], 6.25%, 2/1/2022	415,000	$418,112
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	400,000	404,000

		1,558,424

Insurance - 1.3%
American International Group, Inc., 4.125%, 2/15/2024	4,120,000	4,281,513
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	7,335,000	7,725,949
Prudential Financial, Inc.[6], 5.875%, 9/15/2042	2,590,000	2,764,825

		14,772,287

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,050,000	1,053,938
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	650,000	645,125

		1,699,063

Total Financials		80,614,933

Health Care - 0.5%
Biotechnology - 0.3%
AbbVie, Inc., 1.80%, 5/14/2018	2,870,000	2,874,230
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	585,000	565,988

		3,440,218

Health Care Providers & Services - 0.1%
HCA, Inc., 7.50%, 2/15/2022	380,000	432,250
LifePoint Health, Inc.[4], 5.375%, 5/1/2024	435,000	416,512
Tenet Healthcare Corp., 8.125%, 4/1/2022	380,000	383,800

		1,232,562

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)[4], 7.00%, 4/15/2023	580,000	212,788

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals (continued)
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.625%, 10/15/2023	460,000	$407,675

		620,463

Total Health Care		5,293,243

Industrials - 2.4%
Aerospace & Defense - 0.0%##
Arconic, Inc., 5.87%, 2/23/2022	420,000	451,038

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,7], 10.00%, 2/15/2018	663,862	484,619

Airlines - 0.3%
Allegiant Travel Co., 5.50%, 7/15/2019	440,000	452,100
Southwest Airlines Co., 2.75%, 11/6/2019	1,930,000	1,963,258
Southwest Airlines Co., 2.65%, 11/5/2020	1,010,000	1,017,302

		3,432,660

Building Products - 0.0%##
Airxcel, Inc.[4], 8.50%, 2/15/2022	415,000	423,300

Commercial Services & Supplies - 0.0%##
Constellis Holdings LLC - Constellis Finance Corp.[4], 9.75%, 5/15/2020 .	320,000	340,800

Construction & Engineering - 0.3%
Fluor Corp., 3.50%, 12/15/2024	2,775,000	2,846,984

Industrial Conglomerates - 1.0%
General Electric Co.[5], 1.414%, 5/5/2026	5,540,000	5,381,057
Siemens Financieringsmaatschappij N.V. (Germany)[4], 2.90%, 5/27/2022	5,185,000	5,232,427

		10,613,484

Machinery - 0.1%
Meritor, Inc., 6.25%, 2/15/2024	315,000	316,638
Shape Technologies Group, Inc.[4], 7.625%, 2/1/2020	305,000	312,625
Xerium Technologies, Inc., 9.50%, 8/15/2021	295,000	297,212

		926,475

Trading Companies & Distributors - 0.6%
Air Lease Corp., 3.375%, 6/1/2021	5,238,000	5,316,000

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Aircastle Ltd., 5.50%, 2/15/2022	290,000	$304,471
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	630,000	653,625
International Lease Finance Corp., 6.25%, 5/15/2019	280,000	302,036

		6,576,132

Total Industrials		26,095,492

Information Technology - 0.9%
Internet Software & Services - 0.0%##
Nuance Communications, Inc.[4], 5.625%, 12/15/2026	355,000	354,556

IT Services - 0.6%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	2,690,000	2,716,284
Visa, Inc., 2.80%, 12/14/2022	4,150,000	4,173,539

		6,889,823

Semiconductors & Semiconductor Equipment - 0.3%
QUALCOMM, Inc., 3.00%, 5/20/2022	2,670,000	2,683,609

Total Information Technology		9,927,988

Materials - 2.0%
Chemicals - 0.5%
The Dow Chemical Co., 8.55%, 5/15/2019	2,435,000	2,783,663
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[4], 8.375%, 12/1/2022	350,000	363,125
Solvay Finance America LLC (Belgium)[4], 3.40%, 12/3/2020	2,700,000	2,756,198

		5,902,986

Metals & Mining - 1.3%
Corp Nacional del Cobre de Chile (Chile)[4], 4.50%, 9/16/2025	4,962,000	5,118,463
Glencore Funding LLC (Switzerland)[4], 4.625%, 4/29/2024	4,917,000	5,087,866
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	255,000	265,200
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	2,552,000	2,545,318
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	455,000	453,862
Techniplas LLC[4], 10.00%, 5/1/2020	380,000	357,200

		13,827,909

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	1,379,000	$1,430,975
Tembec Industries, Inc. (Canada)[4], 9.00%, 12/15/2019	440,000	445,500

		1,876,475

Total Materials		21,607,370

Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITS) - 1.3%
American Tower Corp., 3.30%, 2/15/2021	5,200,000	5,259,588
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	1,880,000	2,039,906
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	514,000	547,603
Crown Castle Towers LLC[4], 3.222%, 5/15/2022	1,020,000	1,031,047
Greystar Real Estate Partners LLC[4], 8.25%, 12/1/2022	430,000	466,012
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	1,140,000	1,121,703
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	285,000	280,012
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[4], 8.25%, 11/7/2021	645,000	593,400
Welltower, Inc., 4.95%, 1/15/2021	2,645,000	2,849,874

		14,189,145

Real Estate Management & Development - 0.0%##
Forestar USA Real Estate Group, Inc.[8], 8.50%, 6/1/2022	615,000	563,109

Total Real Estate		14,752,254

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc., 5.20%, 3/15/2020	4,911,000	5,290,571
CenturyLink, Inc., 7.50%, 4/1/2024	420,000	444,675
Frontier Communications Corp., 11.00%, 9/15/2025	710,000	717,988
Hughes Satellite Systems Corp.[4], 5.25%, 8/1/2026	560,000	560,000
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	790,000	774,200
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	590,000	601,062
Verizon Communications, Inc., 4.15%, 3/15/2024	4,975,000	5,163,791

		13,552,287

	PRINCIPAL AMOUNT3 / SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 0.2%
Altice Financing S.A. (Luxembourg)[4], 6.625%, 2/15/2023	595,000	$623,263
SBA Tower Trust[4], 3.598%, 4/15/2018	1,175,000	1,178,944

		1,802,207

Total Telecommunication Services		15,354,494

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[4], 7.00%, 11/15/2019	740,000	765,900

TOTAL CORPORATE BONDS (Identified Cost $251,010,728)		250,142,060

MUTUAL FUNDS - 0.1%

iShares U.S. Real Estate ETF	520	40,061
Schwab U.S. Dividend Equity ETF	13,275	575,604
Tri-Continental Corp.	35,129	791,105

TOTAL MUTUAL FUNDS (Identified Cost $1,322,043)		1,406,770

U.S. TREASURY SECURITIES - 19.2%

U.S. Treasury Bonds - 3.6%
U.S. Treasury Bond, 6.25%, 5/15/2030	7,660,000	10,829,624
U.S. Treasury Bond, 4.75%, 2/15/2037	11,200,000	14,559,563
U.S. Treasury Bond, 2.50%, 2/15/2045	9,610,000	8,581,057
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	6,200,437	5,944,489

Total U.S. Treasury Bonds (Identified Cost $41,546,306)		39,914,733

U.S. Treasury Notes - 15.6%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	11,137,709	11,342,465
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	6,190,070	6,207,737
U.S. Treasury Note, 0.75%, 4/15/2018	35,259,300	35,173,902
U.S. Treasury Note, 1.625%, 4/30/2019	16,400,000	16,515,308
U.S. Treasury Note, 1.375%, 4/30/2020	36,847,500	36,634,485

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.625%, 7/31/2020	24,972,000	$24,972,000
U.S. Treasury Note, 1.75%, 4/30/2022	39,148,300	38,684,941
U.S. Treasury Note, 1.625%, 5/15/2026	2,650,000	2,469,572

Total U.S. Treasury Notes (Identified Cost $173,757,104)		172,000,410

TOTAL U.S. TREASURY SECURITIES (Identified Cost $215,303,410)		211,915,143

ASSET-BACKED SECURITIES - 2.5%

Alterna Funding I LLC, Series 2014-1A, Class NOTE[4], 1.639%, 2/15/2021	563,054	551,792
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	3,300,000	3,294,218
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	820,885	812,676
Colony American Homes, Series 2015-1A, Class A4,5, 1.968%, 7/17/2032	2,222,958	2,225,199
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39%, 4/15/2020	3,000,000	3,003,442
Enterprise Fleet Financing LLC, Series 2014-2, Class A3[4], 1.64%, 3/20/2020	1,975,000	1,975,350
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	1,508,327	1,507,799
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[4], 1.74%, 2/22/2022	245,000	244,720
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	420,319	425,289
Home Partners of America Trust, Series 2016-1, Class A4,5, 2.418%, 3/17/2033	1,056,718	1,063,963
Invitation Homes Trust, Series 2015-SFR3, Class A4,5, 2.068%, 8/17/2032	2,454,559	2,465,536
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A4, 1.92%, 10/15/2019	1,750,000	1,750,029
Starwood Retail Property Trust, Series 2014-STAR, Class A4,5, 1.987%, 11/15/2027	2,615,000	2,598,094

	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)

Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	819,457	$812,982
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,5], 2.50%, 10/25/2056	3,192,738	3,176,219
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	2,030,000	1,978,164

TOTAL ASSET-BACKED SECURITIES (Identified Cost $27,961,874)		27,885,472

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.1%

Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	230,034	238,148
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4[5], 5.889%, 7/10/2044	37,088	37,032
BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/13/2035	5,200,000	5,072,464
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A4, 3.178%, 2/10/2035	500,000	500,431
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	5,000,000	5,052,996
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,5], 2.50%, 5/25/2043	1,727,046	1,613,776
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,5], 2.13%, 2/25/2043	1,235,323	1,133,940
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	481,582	481,165
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5], 1.403%, 8/25/2020	23,463,418	855,598
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5], 1.199%, 4/25/2021	2,808,644	120,593
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.537%, 10/25/2021	6,898,996	410,309

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5], 1.366%, 12/25/2021	8,531,042	$461,865
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5], 1.478%, 6/25/2022	15,640,075	1,014,065
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.214%, 4/25/2023	78,541,574	897,777
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5], 0.115%, 5/25/2023	48,884,382	329,246
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.546%, 10/25/2018	10,283,214	227,814
FREMF Mortgage Trust, Series 2011-K701, Class B4,5, 4.286%, 7/25/2048	875,000	888,978
FREMF Mortgage Trust, Series 2011-K702, Class B4,5, 4.765%, 4/25/2044	1,250,000	1,284,352
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	209,986,656	1,012,619
FREMF Mortgage Trust, Series 2013-K502, Class B4,5, 2.438%, 3/25/2045	1,725,000	1,727,022
FREMF Mortgage Trust, Series 2013-K712, Class B4,5, 3.365%, 5/25/2045	1,160,000	1,184,141
FREMF Mortgage Trust, Series 2014-K41, Class B4,5, 3.831%, 11/25/2047	2,500,000	2,489,962
FREMF Mortgage Trust, Series 2014-K716, Class B4,5, 3.952%, 8/25/2047	3,075,000	3,181,396
FREMF Mortgage Trust, Series 2015-K42, Class B4,5, 3.853%, 12/25/2024	490,000	488,677
FREMF Mortgage Trust, Series 2015-K43, Class B4,5, 3.735%, 2/25/2048	500,000	494,506
FREMF Mortgage Trust, Series 2015-K720, Class B4,5, 3.389%, 7/25/2022	270,000	265,895
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,5], 3.382%, 12/15/2034	2,800,000	2,863,280

	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[4,5], 3.382%, 12/15/2034	1,290,000	$1,301,407
GS Mortgage Securities Trust, Series 2010-C2, Class A1[4], 3.849%, 12/10/2043	128,357	132,709
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,5], 3.00%, 3/25/2043	893,842	862,505
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,5], 3.50%, 5/25/2043	1,087,162	1,093,278
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,5], 3.00%, 6/25/2029	1,507,447	1,516,398
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	220,135	220,106
Motel 6 Trust, Series 2015-MTL6, Class B4, 3.298%, 2/5/2030	2,550,000	2,557,210
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,5], 3.75%, 11/25/2054	1,515,057	1,535,650
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,5], 3.75%, 8/25/2055	1,543,257	1,591,976
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,5], 3.75%, 11/25/2056	1,959,517	2,010,023
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	1,244,291	1,254,827
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	5,549,687	5,643,096
SCG Trust, Series 2013-SRP1, Class AJ4,5, 2.717%, 11/15/2026	4,050,000	4,018,645
Sequoia Mortgage Trust, Series 2013-2, Class A5, 1.874%, 2/25/2043	1,038,500	989,009
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043	1,001,961	981,766
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043	1,390,228	1,364,613
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	155,000	163,774
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	265,000	281,991

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,5], 4.869%, 2/15/2044		1,225,000	$1,334,441
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,137,740	1,143,573
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,5], 3.50%, 1/20/2045		1,542,339	1,549,449
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,5], 3.50%, 3/20/2045		1,607,085	1,620,192

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $67,163,505)			67,494,685

FOREIGN GOVERNMENT BONDS - 2.5%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	330,000,000	521,002
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		400,000	466,000
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	295,000	240,135
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	125,000	96,572
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	360,000	297,976
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		9,225,000	9,282,859
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	380,000,000	328,383
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	8,250,000	393,560
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,000,000	395,389
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,000,000	140,675
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,500,000	255,599
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,000,000	47,544
Norway Government Bond (Norway)[4], 4.25%, 5/19/2017	NOK	1,280,000	156,818
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,500,000	3,507,413
Province of Ontario (Canada), 2.00%, 9/27/2018		2,500,000	2,519,088
Province of Ontario (Canada), 1.25%, 6/17/2019		2,250,000	2,223,864

	PRINCIPAL AMOUNT[3]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	650,000	$473,861
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		5,500,000	5,414,040
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	290,000	366,855
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	365,000	483,607

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $28,968,316)			27,611,240

U.S. GOVERNMENT AGENCIES - 13.0%

Mortgage-Backed Securities - 9.7%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		413,165	435,306
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		35,353	37,123
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		53,445	57,115
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		285,506	301,134
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		66,829	71,471
Fannie Mae, Pool #888815, 4.50%, 11/1/2022		46,876	48,637
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		499,883	527,784
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024		37,665	39,432
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024		102,670	108,033
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		43,355	46,629
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,132,759	1,224,748
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		1,361,831	1,442,499
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		1,143,033	1,235,859
Fannie Mae, Pool #AS2547, 3.50%, 6/1/2034		878,107	909,704
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034		1,424,847	1,498,202
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		2,952,148	3,130,583
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		699,500	781,087
Fannie Mae, Pool #886904, 6.50%, 9/1/2036		62,638	70,859
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		208,839	236,202

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	228,718	$255,002
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	106,373	118,499
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	291,709	329,967
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,086,110	1,229,428
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	17,132	18,654
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	18,839	20,513
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	29,992	32,657
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	449,019	500,257
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	626,688	709,160
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	49,214	53,587
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	96,248	105,504
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	549,558	611,043
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	560,900	634,713
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	961,242	1,086,610
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	11,209	12,655
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	49,424	55,800
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	101,855	115,055
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	112,264	126,886
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	86,637	97,814
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	33,111	37,384
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	22,472	25,371
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	50,799	55,313
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	93,249	101,535
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	1,223,248	1,362,473
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	654,958	729,295

	PRINCIPAL AMOUNT[3]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	98,561	$107,536
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	246,544	274,519
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	862,030	975,793
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	253,927	289,400
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	105,835	115,457
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	190,372	207,762
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,466,967	1,579,148
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	80,859	88,092
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	128,897	140,578
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	1,372,320	1,529,114
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	988,231	1,118,415
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	351,899	398,171
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,306,388	1,478,055
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	834,157	942,530
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	1,201,957	1,266,275
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	314,699	338,931
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	956,601	1,030,410
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	729,510	765,583
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,881,541	2,025,783
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	337,447	347,014
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	1,699,670	1,747,218
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	971,504	1,023,450
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	2,692,971	2,895,587
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	1,572,479	1,704,751
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	2,909,559	2,979,017

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AZ3627, 4.00%, 11/1/2045	446,173	$468,245
Fannie Mae, Pool #BA6762, 4.00%, 12/1/2045	390,325	409,633
Fannie Mae, Pool #BA6763, 4.00%, 12/1/2045	658,871	691,466
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,763,560	2,826,058
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	2,276,610	2,328,096
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	729,413	765,531
Fannie Mae, Pool #BC2098, 4.00%, 6/1/2046	1,434,862	1,505,914
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	296,937	311,641
Fannie Mae, Pool #AS7568, 4.50%, 7/1/2046	1,862,198	2,004,986
Fannie Mae, Pool #BD6987, 4.00%, 10/1/2046	1,591,211	1,670,006
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	1,176,423	1,234,680
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	997,864	1,047,279
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	1,148,770	1,205,658
Fannie Mae, Pool #AL8674, 5.657%, 1/1/2049	2,050,549	2,290,361
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	128,021	133,255
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	69,283	74,324
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	49,354	52,995
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	65,587	70,377
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	193,567	209,318
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,367,072	1,479,085
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,730,156	1,870,394
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,298,303	1,379,167
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	828,943	879,058
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	2,493,877	2,644,652
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	182,120	204,453

	PRINCIPAL AMOUNT[3]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	413,106	$458,136
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	607,787	686,602
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	395,656	438,614
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	183,355	203,453
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	208,624	231,490
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	481,886	534,482
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	57,304	63,605
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	412,746	457,700
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	574,530	636,988
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	274,562	304,398
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	585,425	648,844
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	527,387	584,718
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	315,807	350,072
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	95,348	107,921
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	349,300	391,824
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	427,604	483,707
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	2,048,537	2,205,699
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	1,985,704	2,141,920
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	1,451,743	1,610,080
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	1,773,676	1,909,147
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	2,515,012	2,581,015
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,135,144	1,164,675
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	2,271,625	2,330,657
Freddie Mac, Pool #Q37174, 4.00%, 11/1/2045	995,174	1,044,566
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	2,990,619	3,149,560

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q37892, 4.00%, 12/1/2045	1,194,689	$1,253,983
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	2,156,694	2,263,735
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	440,894	464,351
Freddie Mac, Pool #Q40264, 3.50%, 5/1/2046	1,344,419	1,374,149
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	3,201,018	3,276,208
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	64,204	71,486

Total Mortgage-Backed Securities
(Identified Cost $106,864,816)		107,176,588

Other Agencies - 3.3%
Fannie Mae, 2.625%, 9/6/2024
(Identified Cost $36,294,026)	35,824,000	36,195,602

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $143,158,842)		143,372,190

TOTAL INVESTMENTS - 99.4%
(Identified Cost $1,070,684,875)		$1,097,832,628
OTHER ASSETS, LESS LIABILITIES - 0.6%		6,223,501

NET ASSETS - 100%		$1,104,056,129

	CONTRACTS	VALUE

CALL OPTIONS WRITTEN - 0.0%##

Cerner Corp., Strike $55, Expiring February 17, 2017	136	$(14,008)
Electronic Arts, Inc., Strike $85, Expiring February 03, 2017	146	(21,170)
Express Scripts Holding Co., Strike $75, Expiring February 24, 2017	166	(4,648)
Medtronic plc, Strike $75, Expiring February 24, 2017	166	(29,548)
Medtronic plc, Strike $77.5, Expiring February 24, 2017	166	(11,952)

TOTAL CALL OPTIONS WRITTEN
(Premiums Received $88,030)		(81,326)

PUT OPTIONS WRITTEN - 0.0%##

Lululemon Athletica, Inc., Strike $67.5, Expiring February 17, 2017
(Premiums Received $37,436)	184	(29,624)

ADR - American Depositary Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange traded fund

GBP - British Pound

IO - Interest only

KRW - South Korean Won

MXN - Mexican Peso

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of January 31, 2017, the total value of such securities was $13,670,410.

3Amount is stated in USD unless otherwise noted.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $120,155,595 or 10.9%, of the Series’ net assets as of January 31, 2017.

Investment Portfolio - January 31, 2017

(unaudited)

5The coupon rate is floating and is the effective rate as of January 31, 2017.

6The rate shown is a fixed rate as of January 31, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

7Represents a Payment-In-Kind bond.

8Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired between May 7, 2014 and December 16, 2014 at a cost of $823,667 ($102.32 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $563,109, or less than 0.1%, of the Series’ net assets as of January 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciaton were as follows:

Cost for federal income tax purposes	$1,072,864,800
Unrealized appreciation	46,103,601
Unrealized depreciation	(21,135,773)

Net unrealized appreciation	$24,967,828

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$53,573,049	$50,941,094	$2,631,955	$—
Consumer Staples	27,584,562	20,199,870	7,384,692	—
Energy	16,639,821	16,218,968	420,853	—
Financials	21,459,524	21,459,524	—	—
Health Care	60,795,768	59,560,814	1,234,954	—
Industrials	30,520,486	30,520,486	—	—
Information Technology	93,118,375	93,118,375	—	—
Materials	28,542,813	27,721,638	821,175	—
Real Estate	30,228,105	29,787,062	441,043	—
Telecommunication Services	4,196,460	4,196,460	—	—
Utilities	1,346,105	1,346,105	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	355,287,333	—	355,287,333	—

Investment Portfolio - January 31, 2017

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate debt:
Consumer Discretionary	$19,954,166	$—	$19,954,166	$—
Consumer Staples	17,047,284	—	17,047,284	—
Energy	38,728,936	—	38,728,936	—
Financials	80,614,933	—	80,614,933	—
Health Care	5,293,243	—	5,293,243	—
Industrials	26,095,492	—	26,095,492	—
Information Technology	9,927,988	—	9,927,988	—
Materials	21,607,370	—	21,607,370	—
Real Estate	14,752,254	—	14,752,254	—
Telecommunication Services	15,354,494	—	15,354,494	—
Utilities	765,900	—	765,900	—
Asset-backed securities	27,885,472	—	27,885,472	—
Commercial mortgage-backed securities	67,494,685	—	67,494,685	—
Foreign government bonds	27,611,240	—	27,611,240	—
Mutual funds	1,406,770	1,406,770	—	—

Total assets	1,097,832,628	356,477,166	741,355,462	—

Liabilities:
Other financial instruments*:
Equity contracts	(110,950)	(106,302)	(4,648)	—

Total liabilities	(110,950)	(106,302)	(4,648)	—

Total	$1,097,721,678	$356,370,864	$741,350,814	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS - 44.1%

Consumer Discretionary - 8.2%
Diversified Consumer Services - 0.1%
Fu Shou Yuan International Group Ltd. (China)[1]	1,362,140	$764,790
Kroton Educacional S.A. (Brazil)	61,802	264,969

		1,029,759

Hotels, Restaurants & Leisure - 0.3%
Accor S.A. (France)[1]	11,460	464,431
Jollibee Foods Corp. (Philippines)[1]	32,560	134,498
Yum China Holdings, Inc.*	86,480	2,376,471

		2,975,400

Household Durables - 0.0%##
LGI Homes, Inc.*	5,340	165,860

Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc.*	17,730	14,600,301
Expedia, Inc.	5,950	723,460
The Priceline Group, Inc.*	9,450	14,884,978
Rakuten, Inc. (Japan)[1]	53,960	538,640
TripAdvisor, Inc.*[2]	10,010	529,529
Zalando SE (Germany)*[13]	1,380	54,578

		31,331,486

Leisure Products - 0.1%
Shimano, Inc. (Japan)[1]	3,420	539,292

Media - 2.8%
Global Mediacom Tbk PT (Indonesia)[1]	2,327,300	104,641
Informa plc (United Kingdom)[1]	16,300	133,993
ITV plc (United Kingdom)[1]	81,090	208,080
Liberty Global plc - Class A - ADR (United Kingdom)*	233,159	8,505,640
Surya Citra Media Tbk PT (Indonesia)[1]	2,002,270	423,201
Tribune Media Co. - Class A	159,110	4,588,732
Twenty-First Century Fox, Inc. - Class A	355,990	11,170,966

		25,135,253

Multiline Retail - 0.0%##
Dollar General Corp.	4,010	296,018

Specialty Retail - 0.7%
Advance Auto Parts, Inc.	6,040	992,010
AutoZone, Inc.*	380	275,492
Kingfisher plc (United Kingdom)[1]	889,640	3,774,575
Monro Muffler Brake, Inc.	9,800	587,020
Mr Price Group Ltd. (South Africa)[1]	11,030	133,524
O’Reilly Automotive, Inc.*	1,100	288,497

		6,051,118

Textiles, Apparel & Luxury Goods - 0.8%
ANTA Sports Products Ltd. (China)[1]	133,980	426,439

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Burberry Group plc (United Kingdom)[1] .	6,480	$134,003
lululemon athletica, Inc.*	101,767	6,870,290

		7,430,732

Total Consumer Discretionary		74,954,918

Consumer Staples - 3.9%
Beverages - 2.3%
Ambev S.A. - ADR (Brazil)	1,544,856	8,326,774
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	41,215	4,303,612
Cia Cervecerias Unidas S.A. - ADR (Chile)	17,700	399,843
Diageo plc (United Kingdom)[1]	230,003	6,389,013
Dr. Pepper Snapple Group, Inc.	4,690	427,728
Fomento Economico Mexicano S.A.B.de C.V. - ADR (Mexico)	1,870	140,680
Monster Beverage Corp.*	9,200	391,920
Treasury Wine Estates Ltd. (Australia)[1]	32,136	283,503

		20,663,073

Food & Staples Retailing - 0.1%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	120,600	1,010,628
Robinsons Retail Holdings, Inc. (Philippines)[1]	68,000	107,978

		1,118,606

Food Products - 0.6%
Adecoagro S.A. (Argentina)*	42,050	486,518
Blue Buffalo Pet Products, Inc.*	12,520	303,610
BRF S.A. (Brazil)	18,140	255,944
BRF S.A. - ADR (Brazil)	9,170	129,572
Danone S.A. (France)[1]	8,421	527,905
Gruma S.A.B de C.V. - Class B (Mexico)	12,900	173,233
Mead Johnson Nutrition Co.	5,730	403,736
Nestle S.A. (Switzerland)[1]	12,544	919,030
Sao Martinho S.A. (Brazil)	107,700	699,293
Suedzucker AG (Germany)[1]	11,826	312,866
Tiger Brands Ltd. (South Africa)[1]	10,350	312,396
Universal Robina Corp. (Philippines)[1]	234,500	768,413

		5,292,516

Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	1,300	115,335
Unilever plc - ADR (United Kingdom)	171,419	7,047,035

		7,162,370

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	105,100	485,977

1

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
Japan Tobacco, Inc. (Japan)[1]	10,000	$322,556
KT&G Corp. (South Korea)[1]	1,800	155,924

		964,457

Total Consumer Staples		35,201,022

Energy - 1.5%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	96,883	8,110,076

Oil, Gas & Consumable Fuels - 0.6%
Cameco Corp. (Canada)	20,859	265,952
Cosan S.A. Industria e Comercio (Brazil)	17,490	223,516
Galp Energia SGPS S.A. (Portugal)[1]	50,420	742,904
Range Resources Corp.	122,550	3,963,267
Royal Dutch Shell plc - Class B (Netherlands)[1]	5,772	163,028
Royal Dutch Shell plc - Class B - ADR (Netherlands)	5,730	329,303

		5,687,970

Total Energy		13,798,046

Financials - 0.8%
Banks - 0.0%##
ICICI Bank Ltd. - ADR (India)	32,510	251,952

Capital Markets - 0.8%
BlackRock, Inc.	18,900	7,068,223
JSE Ltd. (South Africa)[1]	16,500	197,559

		7,265,782

Total Financials		7,517,734

Health Care - 7.6%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc.*	42,020	5,491,174
BioMarin Pharmaceutical, Inc.*	66,340	5,813,374
China Biologic Products, Inc. (China)*	3,240	369,166
Incyte Corp.*	4,030	488,476
Regeneron Pharmaceuticals, Inc.*	14,470	5,198,926
Seattle Genetics, Inc.*	7,240	436,138
Vertex Pharmaceuticals, Inc.*	70,430	6,047,824

		23,845,078

Health Care Equipment & Supplies - 1.4%
Essilor International S.A. (France)[1]	3,900	457,536
Medtronic plc.	160,830	12,226,297
Osstem Implant Co. Ltd. (South Korea)*[1]	3,100	153,383

		12,837,216

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc.*	16,720	$641,546
DaVita, Inc.*	12,730	811,537
Express Scripts Holding Co.*[2]	75,810	5,221,793
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	3,860	315,073
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	14,020	572,016
KPJ Healthcare Berhad (Malaysia)[1]	238,490	226,133
Odontoprev S.A. (Brazil)	59,500	211,670
Siloam International Hospitals Tbk PT (Indonesia)*[1]	365,200	322,738

		8,322,506

Health Care Technology - 0.5%
Cerner Corp.*	74,070	3,978,300

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	5,287	153,208
QIAGEN N.V.*[1]	3,958	115,173

		268,381

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	97,320	4,784,251
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)*	118,860	123,799
Johnson & Johnson	61,120	6,921,840
Novartis AG - ADR (Switzerland)	100,730	7,445,962
Perrigo Co. plc	2,550	194,182
Zoetis, Inc.	12,800	703,232

		20,173,266

Total Health Care.		69,424,747

Industrials - 3.0%
Aerospace & Defense - 0.9%
Arconic, Inc.	275,843	6,286,462
Korea Aerospace Industries Ltd. (South Korea)*[1]	13,686	730,601
LIG Nex1 Co. Ltd. (South Korea)*[1]	8,000	497,601
Safran S.A. (France)[1]	5,260	356,560

		7,871,224

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	1,334	111,603

Commercial Services & Supplies - 0.0%##
China Everbright International Ltd. (China)[1]	117,280	142,238
KEPCO Plant Service & Engineering Co.Ltd.(SouthKorea)*[1]	2,970	139,778

		282,016

2

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Construction & Engineering - 0.0%##
Vinci S.A. (France)[1]	1,600	$112,155

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	11,180	1,446,235

Machinery - 0.8%
ANDRITZ AG (Austria)[1]	8,300	448,616
FANUC Corp. (Japan)[1]	2,699	529,886
Flowserve Corp.	85,620	4,209,079
GEA Group AG (Germany)[1]	24,940	1,033,445
Metso OYJ (Finland)[1]	4,420	135,794
SMC Corp. (Japan)[1]	2,800	764,339
Sulzer AG (Switzerland)[1]	1,010	114,310
The Weir Group plc (United Kingdom)[1]	4,400	111,464

		7,346,933

Professional Services - 0.9%
Applus Services S.A. (Spain)[1]	40,070	458,005
Bureau Veritas S.A. (France)[1]	17,580	344,281
Equifax, Inc.	1,730	202,894
Intertek Group plc (United Kingdom)[1]	60	2,568
Nielsen Holdings plc	159,540	6,526,782
RELX PLC (United Kingdom)[1]	7,580	136,062
SGS S.A. (Switzerland)[1]	130	275,832
TransUnion*	6,510	205,260

		8,151,684

Road & Rail - 0.2%
Genesee & Wyoming, Inc. - Class A*	11,320	853,075
Kansas City Southern	8,550	734,530

		1,587,605

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	10,270	208,219
Brenntag AG (Germany)[1]	5,803	337,604
Howden Joinery Group plc (United Kingdom)[1]	10,800	51,450

		597,273

Transportation Infrastructure - 0.0%##
Aena S.A. (Spain)[13]	1,480	215,234

Total Industrials		27,721,962

Information Technology - 12.8%
Electronic Equipment, Instruments & Components - 0.2%
Hitachi Ltd. (Japan)[1]	155,660	891,224
Keyence Corp. (Japan)[1]	2,406	934,412
Renishaw plc (United Kingdom)[1]	3,740	134,217

		1,959,853

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services - 3.2%
Alibaba Group Holding Ltd. - ADR (China)*	4,100	$415,371
Alphabet, Inc. - Class A*[2]	7,150	5,864,357
Alphabet, Inc. - Class C*	7,080	5,641,273
Baidu, Inc. - ADR (China)*	3,270	572,479
Facebook, Inc. - Class A*	108,200	14,100,624
Just Eat plc (United Kingdom)*[1]	7,680	52,304
Match Group, Inc.*	40,160	697,579
MercadoLibre, Inc. (Argentina)	2,600	482,014
MiX Telematics Ltd. - ADR (South Africa)	30,760	219,626
Q2 Holdings, Inc.*	13,340	423,545
Tencent Holdings Ltd. - Class H (China)[1]	17,910	468,264
Trivago N.V. - ADR (Germany)*	19,900	230,840

		29,168,276

IT Services - 2.8%
Amdocs Ltd. - ADR (United States)	6,490	381,028
InterXion Holding N.V. - ADR (Netherlands)*	7,060	271,316
MasterCard, Inc. - Class A	121,000	12,865,930
PayPal Holdings, Inc.*	123,870	4,927,548
Visa, Inc. - Class A2	89,000	7,361,190

		25,807,012

Semiconductors & Semiconductor Equipment - 1.5%
Skyworks Solutions, Inc.	145,280	13,327,987
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	7,100	219,461

		13,547,448

Software - 4.1%
Electronic Arts, Inc.*	87,950	7,337,669
Microsoft Corp.	119,310	7,713,392
salesforce.com, Inc.*	61,120	4,834,592
SAP SE (Germany)[1]	3,000	274,352
ServiceNow, Inc.*	183,630	16,640,551
The Ultimate Software Group, Inc.*	3,190	617,775

		37,418,331

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	59,610	7,233,673
Samsung Electronics Co. Ltd. (South Korea)[1]	840	1,428,652

		8,662,325

Total Information Technology		116,563,245

3

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 3.1%
Chemicals - 2.5%
Akzo Nobel N.V. (Netherlands)[1]	3,930	$266,712
Ashland Global Holdings, Inc.	63,110	7,511,984
Croda International plc (United Kingdom)[1]	4,770	201,424
Givaudan S.A. (Switzerland)[1]	230	414,653
Monsanto Co.	131,820	14,277,424
Solvay S.A. (Belgium)[1]	910	106,698
Symrise AG (Germany)[1]	3,350	201,713

		22,980,608

Metals & Mining - 0.6%
Antofagasta plc (Chile)[1]	19,370	204,658
First Quantum Minerals Ltd. (Canada)	15,350	193,578
Freeport-McMoRan, Inc.*	210,440	3,503,826
Grupo Mexico SAB de CV - Series B (Mexico)	95,370	286,931
Lundin Mining Corp. (Canada)*	22,290	136,352
Southern Copper Corp. (Peru)	35,120	1,347,203

		5,672,548

Total Materials.		28,653,156

Real Estate - 2.3%
Equity Real Estate Investment Trusts (REITS) - 2.3%
Agree Realty Corp.	4,190	196,511
Alexandria Real Estate Equities, Inc.	3,130	346,867
alstria office REIT AG (Germany)[1]	42,410	530,474
American Campus Communities, Inc.	5,350	260,117
American Homes 4 Rent - Class A	13,320	296,770
Apartment Investment & Management Co. - Class A	7,610	335,373
AvalonBay Communities, Inc.	2,050	355,286
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	6,410	93,415
Boston Properties, Inc.	1,740	227,766
Brandywine Realty Trust	15,320	246,652
Brixmor Property Group, Inc.	7,490	180,734
CatchMark Timber Trust, Inc. - Class A	15,240	156,820
Chesapeake Lodging Trust	8,760	224,256
Colony NorthStar, Inc. - Class A	10,853	151,075
Colony Starwood Homes	8,500	267,325
Columbia Property Trust, Inc.	6,430	143,068
Community Healthcare Trust, Inc.	17,560	378,769
CoreCivic, Inc.	10,620	308,405
CoreSite Realty Corp.	1,420	122,305
Crown Castle International Corp.	1,710	150,189
CubeSmart	14,510	364,636
DDR Corp.	9,860	149,675
Digital Realty Trust, Inc.	3,170	341,187

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Douglas Emmett, Inc.	5,510	$208,498
Education Realty Trust, Inc.	5,363	215,646
EPR Properties	2,230	164,953
Equinix, Inc.	1,650	635,217
Equity LifeStyle Properties, Inc.	2,490	184,111
Equity One, Inc.	5,670	176,847
Equity Residential	3,850	233,965
Extra Space Storage, Inc.	1,530	110,236
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	110,644	71,681
Forest City Realty Trust, Inc. - Class A	17,650	399,596
GGP, Inc.	11,180	277,711
Global Medical REIT, Inc.	16,490	145,936
HCP, Inc.	10,710	324,727
Healthcare Realty Trust, Inc.	2,560	77,338
Healthcare Trust of America, Inc. - Class A	8,790	255,525
Hibernia REIT plc (Ireland)[1]	55,100	72,388
Host Hotels & Resorts, Inc.	8,930	161,365
Klepierre (France)[1]	5,210	197,842
Lamar Advertising Co. - Class A	2,940	222,029
LaSalle Hotel Properties	3,790	114,344
Life Storage, Inc.	3,370	274,486
The Macerich Co.	2,570	176,533
Mid-America Apartment Communities, Inc.	3,270	310,486
National Storage Affiliates Trust	7,760	172,660
Outfront Media, Inc.	9,557	262,149
Physicians Realty Trust	19,930	369,702
Potlatch Corp.	4,800	197,760
Prologis, Inc.	7,180	350,743
Public Storage	940	202,100
Retail Properties of America, Inc. - Class A	9,990	149,550
Rexford Industrial Realty, Inc.	15,050	341,786
Simon Property Group, Inc.	3,530	648,708
Spirit Realty Capital, Inc.	24,270	255,321
STORE Capital Corp.	10,340	244,644
Sun Communities, Inc.	2,280	179,573
Tanger Factory Outlet Centers, Inc.	4,230	144,624
Terreno Realty Corp.	11,390	309,694
UDR, Inc.	4,630	161,818
Urban Edge Properties	4,800	134,256
Ventas, Inc.	4,160	256,547
Vornado Realty Trust	1,630	173,285
Welltower, Inc.	3,740	247,962
Weyerhaeuser Co.	154,352	4,835,848

		20,477,865

4

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES/ PRINCIPAL AMOUNT[4]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Real Estate Management & Development - 0.0%##
Cresud SACIF y A - ADR (Argentina)*	4,140	$72,367
First Capital Realty, Inc. (Canada)	7,130	113,422

		185,789

Total Real Estate		20,663,654

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.7%
SBA Communications Corp.*	6,220	654,717
Zayo Group Holdings, Inc.*	169,980	5,432,561

		6,087,278

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	51,673	651,597
China Mobile Ltd. - Class H (China)[1]	19,420	218,526

		870,123

Total Telecommunication Services		6,957,401

Utilities - 0.1%
Electric Utilities - 0.1%
Pampa Energia S.A. - ADR (Argentina)*	7,580	352,015

Water Utilities - 0.0%##
CT Environmental Group Ltd. (China)[1]	613,660	133,153

Total Utilities		485,168

TOTAL COMMON STOCKS (Identified Cost $370,116,541)		401,941,053

CORPORATE BONDS - 19.0%

Non-Convertible Corporate Bonds - 19.0%
Consumer Discretionary - 1.7%
Auto Components - 0.2%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	2,150,000	2,254,834

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	505,000	512,575
Lennar Corp., 12.25%, 6/1/2017	830,000	856,975
Meritage Homes Corp., 7.00%, 4/1/2022	230,000	253,000
NVR, Inc., 3.95%, 9/15/2022	3,248,000	3,343,280
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	245,000	249,287
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	280,000	266,000

		5,481,117

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 0.4%
The Priceline Group, Inc., 3.60%, 6/1/2026	3,450,000	$3,449,141

Media - 0.3%
Comcast Corp., 4.40%, 8/15/2035	1,660,000	1,716,619
CSC Holdings, LLC[3], 10.875%, 10/15/2025.	205,000	243,950
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	370,000	376,475
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	485,000	509,250

		2,846,294

Multiline Retail - 0.2%
Dollar General Corp., 3.25%, 4/15/2023	1,480,000	1,466,633

Total Consumer Discretionary		15,498,019

Consumer Staples - 1.4%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	2,851,000	4,333,782
PepsiCo, Inc., 3.10%, 7/17/2022	1,935,000	1,983,696

		6,317,478

Food & Staples Retailing - 0.7%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	525,000	514,500
CVS Health Corp., 3.50%, 7/20/2022	2,870,000	2,949,005
The Kroger Co., 2.60%, 2/1/2021	2,545,000	2,538,396

		6,001,901

Household Products - 0.0%##
HRG Group, Inc., 7.75%, 1/15/2022	235,000	247,044

Total Consumer Staples		12,566,423

Energy - 3.0%
Energy Equipment & Services - 0.6%
Ensco plc, 5.20%, 3/15/2025	1,465,000	1,325,825
McDermott International, Inc.[3], 8.00%, 5/1/2021	450,000	461,250
Schlumberger Holdings Corp.[3], 3.625%, 12/21/2022	3,375,000	3,505,083
Trinidad Drilling Ltd. (Canada)[3], 6.625%, 2/15/2025	230,000	235,175

		5,527,333

Oil, Gas & Consumable Fuels - 2.4%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	3,430,000	3,478,510
Cheniere Corpus Christi Holdings, LLC[3], 7.00%, 6/30/2024	355,000	396,269
Chevron Corp., 1.79%, 11/16/2018	2,020,000	2,028,242

5

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025		1,940,000	$2,047,738
ConocoPhillips Co., 3.35%, 5/15/2025		2,660,000	2,655,390
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022		230,000	237,820
Enviva Partners LP - Enviva Partners Finance Corp.[3], 8.50%, 11/1/2021		370,000	396,825
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025		325,000	327,844
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024		3,475,000	3,572,842
Kinder Morgan, Inc.[3], 5.625%, 11/15/2023		1,950,000	2,156,279
NGL Energy Partners LP - NGL Energy Finance Corp.[3], 7.50%, 11/1/2023		240,000	252,600
PBF Holding Co. LLC - PBF Finance Corp., 7.00%, 11/15/2023		255,000	259,462
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026		2,135,000	1,941,782
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[3], 5.50%, 9/15/2024		365,000	370,475
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023		1,500,000	1,559,532

			21,681,610

Total Energy			27,208,943

Financials - 6.0%
Banks - 3.3%
Bank of America Corp., 5.70%, 5/2/2017		1,971,000	1,991,849
Bank of America Corp., 4.00%, 1/22/2025		3,030,000	3,022,434
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021		1,600,000	2,003,629
Citigroup, Inc., 3.875%, 3/26/2025		3,505,000	3,458,156
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,970,000	2,013,474
JPMorgan Chase & Co., 4.95%, 3/25/2020		3,275,000	3,534,164
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021		6,700,000	6,533,592
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025		3,531,000	3,553,475
Popular, Inc., 7.00%, 7/1/2019		550,000	574,750
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	450,000	356,345
Santander Bank N.A., 8.75%, 5/30/2018		1,250,000	1,350,352
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,385,000	1,374,054

	PRINCIPAL AMOUNT[4]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	$303,483

			30,069,757

Capital Markets - 1.2%
The Goldman Sachs Group, Inc.[5], 2.537%, 11/29/2023		3,530,000	3,631,629
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		1,995,000	2,020,127
Morgan Stanley, 5.00%, 11/24/2025		2,815,000	2,989,690
TD Ameritrade Holding Corp., 2.95%, 4/1/2022		1,980,000	2,002,932

			10,644,378

Consumer Finance - 0.1%
Navient Corp., 6.125%, 3/25/2024		455,000	430,544

Diversified Financial Services - 0.1%
Horizon Pharma, Inc., 6.625%, 5/1/2023		355,000	341,688
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[3], 6.25%, 2/1/2022		345,000	347,588
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020		265,000	267,650

			956,926

Insurance - 1.1%
American International Group, Inc., 4.125%, 2/15/2024		2,900,000	3,013,686
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024		4,875,000	5,134,833
Prudential Financial, Inc.[56], 5.875%, 9/15/2042		1,890,000	2,017,575

			10,166,094

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017		1,455,000	1,460,456
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021		535,000	530,987

			1,991,443

Total Financials			54,259,142

Health Care - 0.4%
Biotechnology - 0.3%
AbbVie, Inc., 1.80%, 5/14/2018		2,030,000	2,032,992
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023		435,000	420,863

			2,453,855

6

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services - 0.1%
HCA, Inc., 7.50%, 2/15/2022	335,000	$381,062
LifePoint Health, Inc.[3], 5.375%, 5/1/2024	350,000	335,125
Tenet Healthcare Corp., 8.125%, 4/1/2022	310,000	313,100

		1,029,287

Pharmaceuticals - 0.0%##
Concordia International Corp. (Canada)[3], 7.00%, 4/15/2023	475,000	174,266
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[3], 5.625%, 10/15/2023	375,000	332,344

		506,610

Total Health Care.		3,989,752

Industrials - 2.0%
Aerospace & Defense - 0.0%##
Arconic, Inc., 5.87%, 2/23/2022	350,000	375,865

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[37], 10.00%, 2/15/2018	679,668	496,158

Airlines - 0.3%
Allegiant Travel Co., 5.50%, 7/15/2019	335,000	344,213
Southwest Airlines Co., 2.75%, 11/6/2019	1,425,000	1,449,556
Southwest Airlines Co., 2.65%, 11/5/2020	740,000	745,350

		2,539,119

Building Products - 0.0%##
Airxcel, Inc.[3], 8.50%, 2/15/2022	340,000	346,800

Commercial Services & Supplies - 0.0%##
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	265,000	282,225

Construction & Engineering - 0.2%
Fluor Corp., 3.50%, 12/15/2024	1,920,000	1,969,805

Industrial Conglomerates - 0.8%
General Electric Co.[5], 1.414%, 5/5/2026	3,710,000	3,603,560
Siemens Financieringsmaatschappij N.V. (Germany)[3], 2.90%, 5/27/2022	3,450,000	3,481,557

		7,085,117

Machinery - 0.1%
Meritor, Inc., 6.25%, 2/15/2024	245,000	246,274
Shape Technologies Group, Inc.[3], 7.625%, 2/1/2020	250,000	256,250

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery (continued)
Xerium Technologies, Inc., 9.50%, 8/15/2021	245,000	$246,838

		749,362

Trading Companies & Distributors - 0.5%
Air Lease Corp., 3.375%, 6/1/2021	3,475,000	3,526,746
Aircastle Ltd., 5.50%, 2/15/2022	235,000	246,726
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	565,000	586,187
International Lease Finance Corp., 6.25%, 5/15/2019	230,000	248,101

		4,607,760

Total Industrials		18,452,211

Information Technology - 0.8%
Internet Software & Services - 0.0%##
Nuance Communications, Inc.[3], 5.625%, 12/15/2026	295,000	294,631

IT Services - 0.6%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	1,965,000	1,984,200
Visa, Inc., 2.80%, 12/14/2022	2,940,000	2,956,676

		4,940,876

Semiconductors & Semiconductor Equipment - 0.2%
QUALCOMM, Inc., 3.00%, 5/20/2022	1,960,000	1,969,990

Total Information Technology		7,205,497

Materials - 1.6%
Chemicals - 0.4%
The Dow Chemical Co., 8.55%, 5/15/2019	1,725,000	1,971,999
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[3], 8.375%, 12/1/2022	285,000	295,688
Solvay Finance America LLC (Belgium)[3], 3.40%, 12/3/2020	859,000	876,879

		3,144,566

Metals & Mining - 1.0%
Corp Nacional del Cobre de Chile (Chile)[3], 4.50%, 9/16/2025	3,290,000	3,393,742
Glencore Funding LLC (Switzerland)[3], 4.625%, 4/29/2024	3,264,000	3,377,424
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	210,000	218,400
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	1,740,000	1,735,444
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	380,000	379,050

7

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Techniplas LLC[3], 10.00%, 5/1/2020	315,000	$296,100

		9,400,160

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	1,425,000	1,478,708
Tembec Industries, Inc. (Canada)[3], 9.00%, 12/15/2019	360,000	364,500

		1,843,208

Total Materials.		14,387,934

Real Estate - 0.8%
Equity Real Estate Investment Trusts (REITS) - 0.8%
American Tower Corp., 3.30%, 2/15/2021	3,455,000	3,494,591
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	360,000	390,150
GTP Acquisition Partners I LLC[3], 2.35%, 6/15/2020	681,000	670,070
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	240,000	235,800
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	420,000	386,400
Welltower, Inc., 4.95%, 1/15/2021	1,860,000	2,004,070

		7,181,081

Real Estate Management & Development - 0.0%##
Forestar USA Real Estate Group, Inc.[8], 8.50%, 6/1/2022	615,000	563,109

Total Real Estate		7,744,190

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc., 5.20%, 3/15/2020	3,270,000	3,522,738
CenturyLink, Inc., 7.50%, 4/1/2024	350,000	370,563
Frontier Communications Corp., 11.00%, 9/15/2025	585,000	591,581
Hughes Satellite Systems Corp.[3], 5.25%, 8/1/2026	455,000	455,000
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	655,000	641,900
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	490,000	499,188
Verizon Communications, Inc., 4.15%, 3/15/2024	3,320,000	3,445,987

		9,526,957

Wireless Telecommunication Services - 0.2%
Altice Financing S.A. (Luxembourg)[3], 6.625%, 2/15/2023	505,000	528,988

	PRINCIPAL AMOUNT4/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SBA Tower Trust[3], 3.598%, 4/15/2018	1,110,000	$1,113,726

		1,642,714

Total Telecommunication Services		11,169,671

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019.	645,000	667,575

TOTAL CORPORATE BONDS (Identified Cost $173,846,007)		173,149,357

MUTUAL FUNDS - 0.1%

Global X MSCI Argentina ETF	5,390	138,415
iShares MSCI India ETF	6,240	176,967
iShares Russell Mid-Cap Growth ETF	6,700	674,020
iShares U.S. Real Estate ETF	380	29,275

TOTAL MUTUAL FUNDS (Identified Cost $955,260)		1,018,677

U.S. TREASURY SECURITIES - 15.0%

U.S. Treasury Bonds - 3.9%
U.S. Treasury Bond, 6.25%, 5/15/2030	6,500,000	9,189,628
U.S. Treasury Bond, 4.75%, 2/15/2037	10,400,000	13,519,595
U.S. Treasury Bond, 2.50%, 2/15/2045	7,600,000	6,786,268
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	5,981,472	5,734,563

Total U.S. Treasury Bonds (Identified Cost $36,648,526)		35,230,054

U.S. Treasury Notes - 11.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	6,784,843	6,909,576
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	5,890,396	5,907,207
U.S. Treasury Note, 0.75%, 4/15/2018	14,820,000	14,784,106
U.S. Treasury Note, 1.625%, 4/30/2019	13,570,000	13,665,410
U.S. Treasury Note, 1.375%, 4/30/2020	14,434,000	14,350,557
U.S. Treasury Note, 1.125%, 7/31/2021	23,014,000	22,289,427
U.S. Treasury Note, 1.75%, 4/30/2022	13,974,000	13,808,604
U.S. Treasury Note, 1.625%, 5/15/2026	9,900,000	9,225,949

Total U.S. Treasury Notes (Identified Cost $101,367,135)		100,940,836

TOTAL U.S. TREASURY SECURITIES (Identified Cost $138,015,661)		136,170,890

8

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES - 3.3%

Alterna Funding I LLC, Series 2014-1A, Class NOTE[3], 1.639%, 2/15/2021	402,181	$394,138
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	2,600,000	2,574,981
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	3,400,000	3,394,043
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A3, 2.00%, 12/10/2023	740,581	733,175
Colony American Homes, Series 2015-1A, Class A35, 1.968%, 7/17/2032	1,292,996	1,294,299
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39%, 4/15/2020	3,415,000	3,418,918
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[3], 1.05%, 3/20/2020	501,974	501,525
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[3], 1.59%, 2/22/2021	2,246,444	2,245,658
FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	444,653	449,911
Home Partners of America Trust, Series 2016-1, Class A35, 2.418%, 3/17/2033	1,009,079	1,015,997
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	3,900,000	3,890,145
Invitation Homes Trust, Series 2015-SFR3, Class A35, 2.068%, 8/17/2032	2,454,559	2,465,536
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A3, 1.92%, 10/15/2019	1,400,000	1,400,023
Starwood Retail Property Trust, Series 2014-STAR, Class A35, 1.987%, 11/15/2027	2,116,000	2,102,320
Tax Ease Funding LLC, Series 2016-1A, Class A3, 3.131%, 6/15/2028	656,402	651,216
Towd Point Mortgage Trust, Series 2016-5, Class A1[35], 2.50%, 10/25/2056	2,524,719	2,511,657
Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.589%, 11/17/2033	1,420,000	1,383,741

TOTAL ASSET-BACKED SECURITIES (Identified Cost $30,513,412)		30,427,283

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%

Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029	190,928	197,662
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4[5], 5.889%, 7/10/2044	26,908	26,866

	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BWAY Mortgage Trust, Series 2015-1740, Class A3, 2.917%, 1/13/2035	3,350,000	$3,267,837
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[35], 2.50%, 5/25/2043	1,475,775	1,378,985
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[35], 2.13%, 2/25/2043	1,099,803	1,009,542
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5], 1.403%, 8/25/2020	17,814,169	649,597
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5], 1.199%, 4/25/2021	8,449,073	362,773
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.537%, 10/25/2021	5,691,266	338,481
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5], 1.366%, 12/25/2021	8,499,719	460,170
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5], 1.478%, 6/25/2022	12,288,911	796,783
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.214%, 4/25/2023	63,660,685	727,680
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5], 0.115%, 5/25/2023	40,326,744	271,609
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.546%, 10/25/2018	8,333,453	184,619
FREMF Mortgage Trust, Series 2011-K701, Class B35, 4.286%, 7/25/2048	750,000	761,981
FREMF Mortgage Trust, Series 2011-K702, Class B35, 4.765%, 4/25/2044	885,000	909,321
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3], 0.10%, 6/25/2046	159,428,506	768,812
FREMF Mortgage Trust, Series 2013-K502, Class B35, 2.438%, 3/25/2045	2,135,000	2,137,503
FREMF Mortgage Trust, Series 2013-K712, Class B35, 3.365%, 5/25/2045	885,000	903,418
FREMF Mortgage Trust, Series 2014-K37, Class B35, 4.558%, 1/25/2047	1,977,000	2,097,357
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[35], 3.382%, 12/15/2034	2,300,000	2,351,980

9

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[35], 3.382%, 12/15/2034	1,000,000	$1,008,843
GS Mortgage Securities Trust, Series 2010-C2, Class A1[3], 3.849%, 12/10/2043	120,510	124,596
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[35], 3.00%, 3/25/2043	795,783	767,885
JP Morgan Mortgage Trust, Series 2013-2, Class A2[35], 3.50%, 5/25/2043	927,522	932,739
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[35], 3.00%, 6/25/2029	1,276,715	1,284,296
Motel 6 Trust, Series 2015-MTL6, Class B3, 3.298%, 2/5/2030	2,100,000	2,105,938
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[35], 3.75%, 11/25/2054	1,188,586	1,204,741
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[35], 3.75%, 8/25/2055	1,413,103	1,457,713
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[35], 3.75%, 11/25/2056	1,433,793	1,470,749
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045	115,000	122,239
SCG Trust, Series 2013-SRP1, Class AJ35, 2.717%, 11/15/2026	3,550,000	3,522,516
Sequoia Mortgage Trust, Series 2013-2, Class A5, 1.874%, 2/25/2043	960,959	915,163
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043	856,106	838,850
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043	1,181,949	1,160,172
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028	350,000	369,813
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043	545,000	579,943
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045	1,222,366	1,228,633
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[35], 3.50%, 1/20/2045	1,336,694	1,342,855
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[35], 3.50%, 3/20/2045	1,377,501	1,388,736

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $41,098,224)		41,429,396

	PRINCIPAL AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS - 2.5%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	790,000,000	$1,247,248
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		400,000	466,000
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	CAD	390,000	317,467
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	160,000	123,612
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	500,000	413,856
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		9,100,000	9,157,075
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	480,000,000	414,799
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	453,190
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,900,000	489,294
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	187,566
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	302,072
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	59,430
Norway Government Bond (Norway)[3], 4.25%, 5/19/2017	NOK	1,610,000	197,247
Province of Ontario (Canada), 2.00%, 9/27/2018		1,700,000	1,712,980
Province of Ontario (Canada), 1.25%, 6/17/2019		1,500,000	1,482,576
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	855,000	623,310
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		3,700,000	3,642,173
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	380,000	480,707
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	629,351

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $24,247,282)			22,399,953

U.S. GOVERNMENT AGENCIES - 10.2%
Mortgage-Backed Securities - 8.6%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		486,369	512,432
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		33,243	34,908
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		49,839	53,262
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		337,938	356,436
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		62,210	66,531
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		591,941	624,979

10

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	40,477	$43,533
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,057,815	1,143,717
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	1,057,129	1,119,748
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	859,078	928,843
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034	1,306,110	1,373,352
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	1,744,650	1,850,101
Fannie Mae, Pool #AZ3376, 4.00%, 7/1/2035	3,543,370	3,757,684
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	894,809	999,176
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	131,542	148,777
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	291,974	330,266
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,087,094	1,230,542
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	627,256	709,802
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	561,408	635,288
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	384,275	434,760
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	1,690,102	1,910,529
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	219,826	248,591
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	74,167	83,826
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	194,218	216,256
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,392,875	1,499,390
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	989,127	1,119,429
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	807,871	914,099
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,307,573	1,479,395
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	834,913	943,385
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	1,386,874	1,461,087
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	312,464	336,523
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	933,773	1,005,820
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	989,119	1,038,028
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	2,551,375	2,746,969

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	1,219,073	$1,253,177
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042	2,776,721	2,992,653
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	1,314,818	1,385,120
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	2,827,522	3,040,262
Fannie Mae, Pool #AZ3627, 4.00%, 11/1/2045	686,419	720,376
Fannie Mae, Pool #BA3034, 4.00%, 12/1/2045	453,379	475,807
Fannie Mae, Pool #AZ5009, 4.00%, 1/1/2046	754,748	792,122
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	3,039,915	3,108,664
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	1,858,457	1,900,487
Fannie Mae, Pool #BD1381, 3.50%, 6/1/2046	990,000	1,012,389
Fannie Mae, Pool #AS7568, 4.50%, 7/1/2046	1,135,941	1,223,042
Fannie Mae, Pool #AL8674, 5.657%, 1/1/2049	2,986,340	3,335,594
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	151,142	157,322
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	64,580	69,279
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	46,067	49,465
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	34,195	36,744
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	61,179	65,646
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	26,809	28,576
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,027,454	1,111,641
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,300,342	1,405,741
Freddie Mac, Pool #C91788, 4.00%, 10/1/2034	1,244,026	1,321,467
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	2,022,854	2,145,148
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	1,448,057	1,535,604
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	2,146	2,379
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	328,255	369,702
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	391,306	442,049
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	387,681	429,772
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	472,250	523,795

11

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MODERATE TERM	PRINCIPAL AMOUNT4/ SHARES
SERIES		VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	536,516	$594,841
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,144,428	1,230,726
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	202,493	224,464
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	276,298	311,722
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	221,642	250,869
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	2,777,349	2,990,425
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	626,105	694,393
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,516,936	1,556,399
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	2,734,280	2,879,598
Freddie Mac, Pool #Q37892, 4.00%, 12/1/2045	1,621,363	1,701,835
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	2,037,011	2,084,860
Freddie Mac, Pool #Q45199, 4.00%, 1/1/2047	987,608	1,037,396
Freddie Mac, Pool #Q45210, 4.00%, 1/1/2047	981,981	1,031,483
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	700	704

Total Mortgage-Backed Securities (Identified Cost $78,540,423)		78,881,202

Other Agencies - 1.6%
Fannie Mae, 2.625%, 9/6/2024 (Identified Cost $15,313,795)	14,285,000	14,433,178

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $93,854,218)		93,314,380

SHORT-TERM INVESTMENT - 0.6%

Dreyfus Government Cash Management[9], 0.47%, (Identified Cost $5,473,194)	5,473,194	5,473,194

TOTAL INVESTMENTS - 99.4% (Identified Cost $878,119,799)		905,324,183
OTHER ASSETS, LESS LIABILITIES - 0.6%		5,921,626

NET ASSETS - 100%		$911,245,809

	CONTRACTS	VALUE

CALL OPTIONS WRITTEN - 0.0%##

Cerner Corp., Strike $55, Expiring February 17, 2017	183	$(18,849)
Electronic Arts, Inc., Strike $85, Expiring February 03, 2017	199	(28,855)
Express Scripts Holding Co., Strike $75, Expiring February 24, 2017	223	(6,244)
Medtronic plc, Strike $75, Expiring February 24, 2017	226	(40,228)
Medtronic plc, Strike $77.5, Expiring February 24, 2017	226	(16,272)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $119,317)		(110,448)

PUT OPTIONS WRITTEN - 0.0%##

Lululemon Athletica, Inc., Strike $67.5, Expiring February 17, 2017 (Premiums Received $51,067)	251	$(40,411)

ADR - American Depositary Receipt

AUD - Australian Dollar

12

Investment Portfolio - January 31, 2017

(unaudited)

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange Traded Fund

GBP - British Pound

IO - Interest Only

KRW - South Korean Won

MXN - Mexican Peso

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of January 31, 2017, the total value of such securities was $13,877,861.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $85,630,646 or 9.4%, of the Series’ net assets as of January 31, 2017.

4Amount is stated in USD unless otherwise noted.

5The coupon rate is floating and is the effective rate as of January 31, 2017.

6The rate shown is a fixed rate as of January 31, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

7Represents a Payment-In-Kind bond.

8Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired between May 7, 2014 and December 16, 2014 at a cost of $867,686 ($102.68 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $563,109, or less than 0.1%, of the Series’ net assets as of January 31, 2017.

9Rate shown is the current yield as of January 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

13

Investment Portfolio - January 31, 2017

(unaudited)

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$879,800,596
Unrealized appreciation	48,558,216
Unrealized depreciation	(23,034,629)

Net unrealized appreciation	$25,523,587

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$74,954,918	$67,120,233	$7,834,685	$—
Consumer Staples	35,201,022	19,185,886	16,015,136	—
Energy	13,798,046	12,892,114	905,932	—
Financials	7,517,734	7,320,175	197,559	—
Health Care	69,424,747	67,834,711	1,590,036	—
Industrials	27,721,962	19,129,685	8,592,277	—
Information Technology	116,563,245	112,379,820	4,183,425	—
Materials	28,653,156	27,257,298	1,395,858	—
Real Estate	20,663,654	19,769,535	894,119	—
Telecommunication Services	6,957,401	6,738,875	218,526	—
Utilities	485,168	352,015	133,153	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	229,485,270	—	229,485,270	—
Corporate debt:
Consumer Discretionary	15,498,019	—	15,498,019	—
Consumer Staples	12,566,423	—	12,566,423	—
Energy	27,208,943	—	27,208,943	—
Financials	54,259,142	—	54,259,142	—
Health Care	3,989,752	—	3,989,752	—
Industrials	18,452,211	—	18,452,211	—
Information Technology	7,205,497	—	7,205,497	—
Materials	14,387,934	—	14,387,934	—
Real Estate	7,744,190	—	7,744,190	—
Telecommunication Services	11,169,671	—	11,169,671	—
Utilities	667,575	—	667,575	—
Asset-backed securities	30,427,283	—	30,427,283	—

14

Investment Portfolio - January 31, 2017

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commercial mortgage-backed securities	$41,429,396	$—	$41,429,396	$—
Foreign government bonds	22,399,953	—	22,399,953	—
Mutual funds	6,491,871	6,491,871	—	—

Total assets	905,324,183	366,472,218	538,851,965	—

Liabilities:
Other financial instruments*:
Equity contracts	(150,859)	(144,615)	(6,244)	—

Total liabilities	(150,859)	(144,615)	(6,244)	—

Total	$905,173,324	$366,327,603	$538,845,721	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS - 58.0%

Consumer Discretionary - 10.9%
Diversified Consumer Services - 0.2%
Fu Shou Yuan International Group Ltd. (China)[1]	2,042,000	$1,146,505
Kroton Educacional S.A. (Brazil)	95,124	407,834

		1,554,339

Hotels, Restaurants & Leisure - 0.4%
Accor S.A. (France)[1]	16,290	660,172
Jollibee Foods Corp. (Philippines)[1]	47,030	194,270
Yum China Holdings, Inc.*	127,150	3,494,082

		4,348,524

Household Durables - 0.0%##
LGI Homes, Inc.*	6,990	217,109

Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc.*	25,320	20,850,514
Expedia, Inc.	8,690	1,056,617
The Priceline Group, Inc.*	13,610	21,437,519
Rakuten, Inc. (Japan)[1]	77,910	777,714
TripAdvisor, Inc.*[2]	14,700	777,630
Zalando SE (Germany)*[1,3]	1,880	74,352

		44,974,346

Leisure Products - 0.1%
Shimano, Inc. (Japan)[1]	4,700	741,132

Media - 3.6%
Global Mediacom Tbk PT (Indonesia)[1]	3,486,270	156,751
Informa plc (United Kingdom)[1]	23,540	193,509
ITV plc (United Kingdom)[1]	121,420	311,569
Liberty Global plc - Class A - ADR (United Kingdom)*	322,631	11,769,579
Surya Citra Media Tbk PT (Indonesia)[1]	2,799,950	591,799
Tribune Media Co. - Class A	230,930	6,660,021
Twenty-First Century Fox, Inc. - Class A	515,440	16,174,507

		35,857,735

Multiline Retail - 0.0%##
Dollar General Corp.	5,910	436,276

Specialty Retail - 0.9%
Advance Auto Parts, Inc	8,930	1,466,663
AutoZone, Inc.*	570	413,239
Kingfisher plc (United Kingdom)[1]	1,282,400	5,440,981
Monro Muffler Brake, Inc.	14,360	860,164
Mr Price Group Ltd. (South Africa)[1]	19,220	232,668
O’Reilly Automotive, Inc.*	1,630	427,500

		8,841,215

Textiles, Apparel & Luxury Goods - 1.1%
ANTA Sports Products Ltd. (China)[1]	230,000	732,056
Burberry Group plc (United Kingdom)[1]	9,350	193,354
lululemon athletica, Inc.*	147,999	9,991,413

		10,916,823

Total Consumer Discretionary		107,887,499

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples - 5.1%
Beverages - 3.0%
Ambev S.A. - ADR (Brazil)	2,138,825	$11,528,267
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	60,014	6,266,578
Cia Cervecerias Unidas S.A. - ADR (Chile)	26,690	602,927
Diageo plc (United Kingdom)[1]	329,420	9,150,615
Dr. Pepper Snapple Group, Inc.	6,960	634,752
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	2,750	206,882
Monster Beverage Corp.*	13,650	581,490
Treasury Wine Estates Ltd. (Australia)[1]	46,419	409,505

		29,381,016

Food & Staples Retailing - 0.2%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	158,120	1,325,046
Robinsons Retail Holdings, Inc. (Philippines)[1]	126,560	200,966

		1,526,012

Food Products - 0.7%
Adecoagro S.A. (Argentina)*	58,960	682,167
Blue Buffalo Pet Products, Inc.*	18,470	447,897
BRF S.A. (Brazil)	25,450	359,083
BRF S.A. - ADR (Brazil)	13,460	190,190
Danone S.A. (France)[1]	12,000	752,269
Gruma S.A.B de C.V. - Class B (Mexico)	18,600	249,778
Mead Johnson Nutrition Co.	8,500	598,910
Nestle S.A. (Switzerland)[1]	17,986	1,317,736
Sao Martinho S.A. (Brazil)	153,000	993,425
Suedzucker AG (Germany)[1]	17,317	458,135
Tiger Brands Ltd. (South Africa)[1]	15,590	470,556
Universal Robina Corp. (Philippines)[1]	237,160	777,129

		7,297,275

Personal Products - 1.1%
Beiersdorf AG (Germany)[1]	1,970	174,777
Unilever plc - ADR (United Kingdom)	251,369	10,333,780

		10,508,557

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1] .	150,140	694,239
Japan Tobacco, Inc. (Japan)[1]	14,300	461,254
KT&G Corp. (South Korea)[1]	2,630	227,822

		1,383,315

Total Consumer Staples		50,096,175

Energy - 2.0%
Energy Equipment & Services - 1.2%
Schlumberger Ltd	137,861	11,540,344

Oil, Gas & Consumable Fuels - 0.8%
Cameco Corp. (Canada)	29,976	382,194

1

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Cosan S.A. Industria e Comercio (Brazil)	25,440	$325,115
Galp Energia SGPS S.A. (Portugal)[1]	72,820	1,072,952
Range Resources Corp.	178,040	5,757,814
Royal Dutch Shell plc - Class B (Netherlands)[1]	7,519	212,371

		7,750,446

Total Energy		19,290,790

Financials - 1.1%
Banks - 0.1%
ICICI Bank Ltd. - ADR (India)	47,750	370,062

Capital Markets - 1.0%
BlackRock, Inc.	25,960	9,708,521
JSE Ltd. (South Africa)[1]	22,040	263,891

		9,972,412

Total Financials		10,342,474

Health Care - 10.1%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc.*	61,300	8,010,684
BioMarin Pharmaceutical, Inc.*	96,660	8,470,316
China Biologic Products, Inc. (China)*	4,750	541,215
Incyte Corp.*	5,980	724,836
Regeneron Pharmaceuticals, Inc.*	21,330	7,663,656
Seattle Genetics, Inc.*	10,540	634,930
Vertex Pharmaceuticals, Inc.*	102,680	8,817,132

		34,862,769

Health Care Equipment & Supplies - 1.8%
Essilor International S.A. (France)[1]	5,400	633,511
Medtronic plc	222,110	16,884,802
Osstem Implant Co. Ltd. (South Korea)*[1]	4,300	212,757

		17,731,070

Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc.*	24,780	950,809
DaVita, Inc.*	18,780	1,197,225
Express Scripts Holding Co.*[2]	103,800	7,149,744
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	5,660	461,999
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	18,130	739,704
KPJ Healthcare Berhad (Malaysia)[1]	359,110	340,504
Odontoprev S.A. (Brazil)	84,680	301,248
Siloam International Hospitals Tbk PT (Indonesia)*[1]	529,800	468,200

		11,609,433

Health Care Technology - 0.6%
Cerner Corp.*	106,540	5,722,263

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	7,463	216,277

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services (continued)
QIAGEN N.V.*[1]	5,595	$162,811

		379,088

Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	140,890	6,926,152
Genomma Lab Internacional S.A.B.de C.V. - Class B (Mexico)*	201,340	209,706
Johnson & Johnson[2]	88,930	10,071,322
Novartis AG - ADR (Switzerland)	146,870	10,856,630
Perrigo Co. plc	4,570	348,006
Zoetis, Inc.	18,950	1,041,113

		29,452,929

Total Health Care		99,757,552

Industrials - 3.9%
Aerospace & Defense - 1.1%
Arconic, Inc.	370,130	8,435,263
Korea Aerospace Industries Ltd.
(South Korea)*[1]	19,244	1,027,304
LIG Nex1 Co. Ltd. (South Korea)*[1]	11,200	696,642
Safran S.A. (France)[1]	7,140	484,000

		10,643,209

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	1,866	156,110

Commercial Services & Supplies - 0.0%##
China Everbright International Ltd. (China)[1]	207,000	251,051
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)*[1]	3,960	186,370

		437,421

Construction & Engineering - 0.0%##
Vinci S.A. (France)[1]	2,280	159,821

Industrial Conglomerates - 0.2%
Siemens AG (Germany)[1]	15,250	1,972,727

Machinery - 1.1%
ANDRITZ AG (Austria)[1]	11,990	648,061
FANUC Corp. (Japan)[1]	3,470	681,254
Flowserve Corp.	122,380	6,016,201
GEA Group AG (Germany)[1]	34,870	1,444,916
Metso OYJ (Finland)[1]	6,370	195,704
SMC Corp. (Japan)[1]	3,600	982,722
Sulzer AG (Switzerland)[1]	1,503	170,107
The Weir Group plc (United Kingdom)[1]	6,590	166,942

		10,305,907

Professional Services - 1.2%
Applus Services S.A. (Spain)[1]	50,690	579,393
Bureau Veritas S.A. (France)[1]	22,840	447,291
Equifax, Inc.	2,550	299,064
Intertek Group plc (United Kingdom)[1]	90	3,853
Nielsen Holdings plc	233,130	9,537,348
RELX PLC (United Kingdom)[1]	10,940	196,375

2

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
SGS S.A. (Switzerland)[1]	180	$381,921
TransUnion*	9,600	302,688

		11,747,933

Road & Rail - 0.2%
Genesee & Wyoming, Inc. - Class A*	16,630	1,253,237
Kansas City Southern	12,510	1,074,734

		2,327,971

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	14,830	300,670
Brenntag AG (Germany)[1]	8,227	478,627
Howden Joinery Group plc (United Kingdom)[1]	15,780	75,175

		854,472

Transportation Infrastructure - 0.0%##
Aena S.A. (Spain)[1,3]	2,140	311,216

Total Industrials		38,916,787

Information Technology - 16.9%
Electronic Equipment, Instruments & Components - 0.3%
Hitachi Ltd. (Japan)[1]	244,000	1,397,010
Keyence Corp. (Japan)[1]	3,418	1,327,440
Renishaw plc (United Kingdom)[1]	5,410	194,148

		2,918,598

Internet Software & Services - 4.2%
Alibaba Group Holding Ltd. - ADR (China)*	6,010	608,873
Alphabet, Inc. - Class A*[2]	9,890	8,111,679
Alphabet, Inc. - Class C*	10,250	8,167,097
Baidu, Inc. - ADR (China)*	4,900	857,843
Facebook, Inc. - Class A*	154,260	20,103,163
Just Eat plc (United Kingdom)*[1]	10,790	73,484
Match Group, Inc.*	59,520	1,033,862
MercadoLibre, Inc. (Argentina)	3,860	715,605
MiX Telematics Ltd. - ADR (South Africa)	46,320	330,725
Q2 Holdings, Inc.*	19,420	616,585
Tencent Holdings Ltd. - Class H (China)[1]	26,260	686,578
Trivago N.V. - ADR (Germany)*	29,500	342,200

		41,647,694

IT Services - 3.7%
Amdocs Ltd. - ADR (United States)	9,810	575,945
InterXion Holding N.V. - ADR (Netherlands)*	8,450	324,734
MasterCard, Inc. - Class A	175,460	18,656,662
PayPal Holdings, Inc.*	170,700	6,790,446
Visa, Inc. - Class A2	129,170	10,683,651

		37,031,438

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 2.0%
Skyworks Solutions, Inc.	207,760	$19,059,902
Taiwan Semiconductor
Manufacturing Co. Ltd. - ADR (Taiwan)	10,340	319,609

		19,379,511

Software - 5.4%
Electronic Arts, Inc.*	127,810	10,663,188
Microsoft Corp.	166,780	10,782,327
salesforce.com, Inc.*	88,250	6,980,575
SAP SE (Germany)[1]	4,340	396,896
ServiceNow, Inc.*	259,970	23,558,481
The Ultimate Software Group, Inc.*	4,630	896,646

		53,278,113

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	86,320	10,474,932
Samsung Electronics Co. Ltd. (South Korea)[1]	1,210	2,057,939

		12,532,871

Total Information Technology		166,788,225

Materials - 4.2%
Chemicals - 3.4%
Akzo Nobel N.V. (Netherlands)[1]	5,800	393,621
Ashland Global Holdings, Inc.	92,280	10,984,088
Croda International plc (United Kingdom)[1]	6,890	290,945
Givaudan S.A. (Switzerland)[1]	300	540,852
Monsanto Co.	186,490	20,198,732
Solvay S.A. (Belgium)[1]	1,410	165,323
Symrise AG (Germany)[1]	4,760	286,613

		32,860,174

Metals & Mining - 0.8%
Antofagasta plc (Chile)[1]	27,840	294,150
First Quantum Minerals Ltd. (Canada)	22,080	278,450
Freeport-McMoRan, Inc.*	304,860	5,075,919
Grupo Mexico SAB de CV - Series B (Mexico)	137,390	413,353
Lundin Mining Corp. (Canada)*	32,100	196,362
Southern Copper Corp. (Peru)	50,990	1,955,976

		8,214,210

Total Materials		41,074,384

Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITS) - 2.7%
Agree Realty Corp.	5,130	240,597
Alexandria Real Estate Equities, Inc.	3,850	426,657
alstria office REIT AG (Germany)[1]	57,300	716,721
American Campus Communities, Inc.	6,920	336,450
American Homes 4 Rent - Class A	16,130	359,376
Apartment Investment & Management Co. - Class A	9,620	423,953

3

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
AvalonBay Communities, Inc.	2,650	$459,271
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	8,070	117,607
Boston Properties, Inc.	2,190	286,671
Brandywine Realty Trust	19,320	311,052
Brixmor Property Group, Inc.	9,730	234,785
CatchMark Timber Trust, Inc. - Class A	18,960	195,098
Chesapeake Lodging Trust	11,250	288,000
Colony NorthStar, Inc. - Class A	14,086	196,075
Colony Starwood Homes	10,220	321,419
Columbia Property Trust, Inc.	7,890	175,552
Community Healthcare Trust, Inc.	22,670	488,992
CoreCivic, Inc.	13,760	399,590
CoreSite Realty Corp.	1,790	154,173
Crown Castle International Corp.	2,090	183,565
CubeSmart	18,250	458,622
DDR Corp.	12,800	194,304
Digital Realty Trust, Inc.	4,110	442,359
Douglas Emmett, Inc.	7,130	269,799
Education Realty Trust, Inc.	6,526	262,410
EPR Properties	2,720	201,198
Equinix, Inc.	2,150	827,707
Equity LifeStyle Properties, Inc.	3,010	222,559
Equity One, Inc.	7,340	228,935
Equity Residential	4,910	298,381
Extra Space Storage, Inc.	1,980	142,659
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	134,967	87,439
Forest City Realty Trust, Inc. - Class A	22,140	501,250
GGP, Inc.	14,510	360,428
Global Medical REIT, Inc.	21,290	188,416
HCP, Inc.	13,280	402,650
Healthcare Realty Trust, Inc.	3,310	99,995
Healthcare Trust of America, Inc. - Class A	11,380	330,817
Hibernia REIT plc (Ireland)[1]	70,730	92,922
Host Hotels & Resorts, Inc.	11,010	198,951
Klepierre (France)[1]	6,350	241,132
Lamar Advertising Co. - Class A	3,810	287,731
LaSalle Hotel Properties	4,870	146,928
Life Storage, Inc.	4,240	345,348
The Macerich Co.	3,150	216,374
Mid-America Apartment Communities, Inc.	4,220	400,689
National Storage Affiliates Trust	10,050	223,612
Outfront Media, Inc.	12,365	339,172
Physicians Realty Trust	24,130	447,612
Potlatch Corp.	6,230	256,676
Prologis, Inc.	9,210	449,908
Public Storage	1,220	262,300
Retail Properties of America, Inc. - Class A	12,010	179,790
Rexford Industrial Realty, Inc.	18,060	410,143

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Simon Property Group, Inc.	4,580	$841,667
Spirit Realty Capital, Inc.	29,690	312,339
STORE Capital Corp.	12,640	299,062
Sun Communities, Inc.	2,860	225,254
Tanger Factory Outlet Centers, Inc.	5,500	188,045
Terreno Realty Corp.	13,720	373,047
UDR, Inc.	5,980	209,001
Urban Edge Properties	6,120	171,176
Ventas, Inc.	4,970	306,500
Vornado Realty Trust	2,070	220,062
Welltower, Inc.	4,520	299,676
Weyerhaeuser Co.	209,545	6,565,045

		26,345,694

Real Estate Management & Development - 0.0%##
Cresud SACIF y A - ADR (Argentina)*	5,660	98,937
First Capital Realty, Inc. (Canada)	8,690	138,239

		237,176

Total Real Estate		26,582,870

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.9%
SBA Communications Corp.*	9,130	961,024
Zayo Group Holdings, Inc.*	248,110	7,929,596

		8,890,620

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	74,609	940,819
China Mobile Ltd. - Class H (China)[1]	29,210	328,689

		1,269,508

Total Telecommunication Services		10,160,128

Utilities - 0.1%
Electric Utilities - 0.1%
Pampa Energia S.A. - ADR (Argentina)*	10,370	481,583

Water Utilities - 0.0%##
CT Environmental Group Ltd. (China)[1]	768,000	166,642

Total Utilities		648,225

TOTAL COMMON STOCKS (Identified Cost $525,272,658)		571,545,109

4

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS - 15.1%

Non-Convertible Corporate Bonds - 15.1%
Consumer Discretionary - 1.3%
Auto Components - 0.2%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	2,000,000	$2,097,520

Household Durables - 0.4%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	555,000	563,325
Lennar Corp., 12.25%, 6/1/2017	740,000	764,050
Meritage Homes Corp., 7.00%, 4/1/2022	250,000	275,000
NVR, Inc., 3.95%, 9/15/2022	1,700,000	1,749,870
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	270,000	274,725
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	310,000	294,500

		3,921,470

Internet & Direct Marketing Retail - 0.3%
The Priceline Group, Inc., 3.60%, 6/1/2026	2,840,000	2,839,293

Media - 0.3%
Comcast Corp., 4.40%, 8/15/2035	1,340,000	1,385,705
CSC Holdings, LLC[3], 10.875%, 10/15/2025	225,000	267,750
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	405,000	412,088
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	530,000	556,500

		2,622,043

Multiline Retail - 0.1%
Dollar General Corp., 3.25%, 4/15/2023	1,345,000	1,332,852

Total Consumer Discretionary		12,813,178

Consumer Staples - 1.1%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	2,270,000	3,450,609
PepsiCo, Inc., 3.10%, 7/17/2022	1,740,000	1,783,789

		5,234,398

Food & Staples Retailing - 0.5%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	580,000	568,400
CVS Health Corp., 3.50%, 7/20/2022	2,610,000	2,681,848
The Kroger Co., 2.60%, 2/1/2021	1,800,000	1,795,329

		5,045,577

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Household Products - 0.0%##
HRG Group, Inc., 7.75%, 1/15/2022	265,000	$278,581

Total Consumer Staples		10,558,556

Energy - 2.6%
Energy Equipment & Services - 0.6%
Ensco plc, 5.20%, 3/15/2025	2,195,000	1,986,475
McDermott International, Inc.[3], 8.00%, 5/1/2021	500,000	512,500
Schlumberger Holdings Corp.[3], 3.625%, 12/21/2022	2,775,000	2,881,957
Trinidad Drilling Ltd. (Canada)[3], 6.625%, 2/15/2025	250,000	255,625

		5,636,557

Oil, Gas & Consumable Fuels - 2.0%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	2,820,000	2,859,883
Cheniere Corpus Christi Holdings, LLC[3], 7.00%, 6/30/2024	390,000	435,338
Chevron Corp., 1.79%, 11/16/2018	1,835,000	1,842,487
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	1,820,000	1,921,074
ConocoPhillips Co., 3.35%, 5/15/2025	1,880,000	1,876,742
Enviva Partners LP - Enviva Partners Finance Corp.[3], 8.50%, 11/1/2021	400,000	429,000
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	355,000	358,106
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	3,850,000	3,958,401
Kinder Morgan, Inc.[3], 5.625%, 11/15/2023	1,820,000	2,012,527
NGL Energy Partners LP - NGL Energy Finance Corp.[3], 7.50%, 11/1/2023	265,000	278,912
PBF Holding Co. LLC - PBF Finance Corp., 7.00%, 11/15/2023	455,000	462,962
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	1,935,000	1,759,882
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[3], 5.50%, 9/15/2024	400,000	406,000
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	1,190,000	1,237,229

		19,838,543

Total Energy		25,475,100

5

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL
	AMOUNT[4]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 4.2%
Banks - 2.5%
Bank of America Corp., 5.70%, 5/2/2017		1,780,000	$1,798,829
Bank of America Corp., 4.00%, 1/22/2025		2,780,000	2,773,058
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021		1,460,000	1,828,311
Citigroup, Inc., 3.875%, 3/26/2025		2,880,000	2,841,509
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,790,000	1,829,502
JPMorgan Chase & Co., 4.95%, 3/25/2020		3,370,000	3,636,682
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021		4,900,000	4,778,299
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025		2,900,000	2,918,458
Popular, Inc., 7.00%, 7/1/2019		610,000	637,450
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	445,000	352,385
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,265,000	1,255,003
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	303,483

			24,952,969

Capital Markets - 1.0%
The Goldman Sachs Group, Inc.[5], 2.537%, 11/29/2023		2,900,000	2,983,491
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		1,815,000	1,837,860
Morgan Stanley, 5.00%, 11/24/2025		2,570,000	2,729,486
TD Ameritrade Holding Corp., 2.95%, 4/1/2022		1,800,000	1,820,848

			9,371,685

Consumer Finance - 0.0%##
Navient Corp., 6.125%, 3/25/2024		495,000	468,394

Diversified Financial Services - 0.1%
Horizon Pharma, Inc., 6.625%, 5/1/2023		410,000	394,625
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[3], 6.25%, 2/1/2022		370,000	372,775
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020		290,000	292,900

			1,060,300

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 0.4%
American International Group, Inc., 4.125%, 2/15/2024	1,059,000	$1,100,515
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	2,624,000	2,763,857

		3,864,372

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,080,000	1,084,050
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	590,000	585,575

		1,669,625

Total Financials		41,387,345

Health Care - 0.4%
Biotechnology - 0.2%
AbbVie, Inc., 1.80%, 5/14/2018	1,840,000	1,842,712
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	470,000	454,725

		2,297,437

Health Care Providers & Services - 0.1%
HCA, Inc., 7.50%, 2/15/2022	335,000	381,062
LifePoint Health, Inc.[3], 5.375%, 5/1/2024	390,000	373,425
Tenet Healthcare Corp., 8.125%, 4/1/2022	345,000	348,450

		1,102,937

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)[3], 7.00%, 4/15/2023	530,000	194,444
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[3], 5.625%, 10/15/2023	476,000	421,855

		616,299

Total Health Care		4,016,673

Industrials - 1.7%
Aerospace & Defense - 0.1%
Arconic, Inc., 5.87%, 2/23/2022	385,000	413,451

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[3,6], 10.00%, 2/15/2018	647,002	472,311

6

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 0.2%
Allegiant Travel Co., 5.50%, 7/15/2019	360,000	$369,900
Southwest Airlines Co., 2.75%, 11/6/2019	1,295,000	1,317,315
Southwest Airlines Co., 2.65%, 11/5/2020	670,000	674,844

		2,362,059

Building Products - 0.0%##
Airxcel, Inc.[3], 8.50%, 2/15/2022	365,000	372,300

Commercial Services & Supplies - 0.0%##
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	290,000	308,850

Construction & Engineering - 0.2%
Fluor Corp., 3.50%, 12/15/2024	1,790,000	1,836,433

Industrial Conglomerates - 0.6%
General Electric Co.[5], 1.414%, 5/5/2026	3,045,000	2,957,639
Siemens Financieringsmaatschappij N.V. (Germany)[3], 2.90%, 5/27/2022	2,835,000	2,860,932

		5,818,571

Machinery - 0.1%
Meritor, Inc., 6.25%, 2/15/2024	265,000	266,378
Shape Technologies Group, Inc.[3], 7.625%, 2/1/2020	275,000	281,875
Xerium Technologies, Inc., 9.50%, 8/15/2021	270,000	272,025

		820,278

Trading Companies & Distributors - 0.4%
Air Lease Corp., 3.375%, 6/1/2021	2,855,000	2,897,514
Aircastle Ltd., 5.50%, 2/15/2022	255,000	267,724
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	620,000	643,250
International Lease Finance Corp., 6.25%, 5/15/2019	255,000	275,068

		4,083,556

Total Industrials		16,487,809

Information Technology - 0.7%
Internet Software & Services - 0.0%##
Nuance Communications, Inc.[3], 5.625%, 12/15/2026	320,000	319,600

IT Services - 0.5%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	1,795,000	1,812,539

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
IT Services (continued)
Visa, Inc., 2.80%, 12/14/2022	2,670,000	$2,685,144

		4,497,683

Semiconductors & Semiconductor Equipment - 0.2%
QUALCOMM, Inc., 3.00%, 5/20/2022	1,780,000	1,789,073

Total Information Technology		6,606,356

Materials - 1.4%
Chemicals - 0.4%
The Dow Chemical Co., 8.55%, 5/15/2019	1,560,000	1,783,374
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[3], 8.375%, 12/1/2022	310,000	321,625
Solvay Finance America LLC (Belgium)[3], 3.40%, 12/3/2020	1,800,000	1,837,465

		3,942,464

Metals & Mining - 0.8%
Corp Nacional del Cobre de Chile (Chile)[3], 4.50%, 9/16/2025	2,700,000	2,785,138
Glencore Funding LLC (Switzerland)[3], 4.625%, 4/29/2024	2,680,000	2,773,130
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	235,000	244,400
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	1,390,000	1,386,360
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	420,000	418,950
Techniplas LLC[3], 10.00%, 5/1/2020	350,000	329,000

		7,936,978

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	1,470,000	1,525,404
Tembec Industries, Inc. (Canada)[3], 9.00%, 12/15/2019	410,000	415,125

		1,940,529

Total Materials		13,819,971

Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITS) - 0.7%
American Tower Corp., 3.30%, 2/15/2021	2,840,000	2,872,544
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	395,000	428,081
GTP Acquisition Partners I LLC[3], 2.35%, 6/15/2020	1,150,000	1,131,542

7

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	265,000	$260,362
Sixsigma Networks Mexico S.A. de
C.V. (Mexico)[3], 8.25%, 11/7/2021 .	430,000	395,600
Welltower, Inc., 4.95%, 1/15/2021	1,705,000	1,837,064

		6,925,193

Real Estate Management & Development - 0.0%##
Forestar USA Real Estate Group, Inc.[7], 8.50%, 6/1/2022	530,000	485,281

Total Real Estate		7,410,474

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc., 5.20%, 3/15/2020	2,690,000	2,897,910
CenturyLink, Inc., 7.50%, 4/1/2024	385,000	407,619
Frontier Communications Corp., 11.00%, 9/15/2025	645,000	652,256
Hughes Satellite Systems Corp.[3], 5.25%, 8/1/2026	495,000	495,000
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	720,000	705,600
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	540,000	550,125
Verizon Communications, Inc., 4.15%, 3/15/2024	2,730,000	2,833,598

		8,542,108

Wireless Telecommunication Services - 0.0%##
Altice Financing S.A. (Luxembourg)[3], 6.625%, 2/15/2023	550,000	576,125

Total Telecommunication Services		9,118,233

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	710,000	734,850

TOTAL CORPORATE BONDS (Identified Cost $148,875,861)		148,428,545

	SHARES/
	PRINCIPAL
	AMOUNT[4]	VALUE

MUTUAL FUNDS - 0.2%

Global X MSCI Argentina ETF	12,730	$326,906
iShares MSCI India ETF	8,840	250,703
iShares Russell Mid-Cap Growth ETF	9,920	997,952
iShares U.S. Real Estate ETF	470	36,209

TOTAL MUTUAL FUNDS (Identified Cost $1,511,314)		1,611,770

U.S. TREASURY SECURITIES - 10.7%

U.S. Treasury Bonds - 3.9%
U.S. Treasury Bond, 6.25%, 5/15/2030	7,100,000	10,037,902
U.S. Treasury Bond, 4.75%, 2/15/2037	11,600,000	15,079,547
U.S. Treasury Bond, 2.50%, 2/15/2045	8,300,000	7,411,319
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	5,842,616	5,601,439

TOTAL U.S. TREASURY BONDS (Identified Cost $39,737,789)		38,130,207

U.S. Treasury Notes - 6.8%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	5,303,416	5,400,913
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	5,504,562	5,520,272
U.S. Treasury Note, 0.75%, 4/15/2018	10,626,000	10,600,264
U.S. Treasury Note, 1.375%, 4/30/2020	10,574,000	10,512,872
U.S. Treasury Note, 1.75%, 4/30/2022	10,513,000	10,388,568
U.S. Treasury Note, 2.00%, 7/31/2022	14,920,000	14,894,353
U.S. Treasury Note, 1.625%, 5/15/2026	10,900,000	10,157,863

TOTAL U.S. TREASURY NOTES (Identified Cost $67,630,878)		67,475,105

TOTAL U.S. TREASURY SECURITIES (Identified Cost $107,368,667)		105,605,312

ASSET-BACKED SECURITIES - 2.3%
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	2,700,000	2,695,269
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A3, 2.00%, 12/10/2023	553,205	547,673

8

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)

Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39%, 4/15/2020	2,700,000	$2,703,098
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[3], 1.05%, 3/20/2020	390,424	390,075
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[3], 1.59%, 2/22/2021	1,749,017	1,748,405
FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	467,217	472,742
Home Partners of America Trust, Series 2016-1, Class A3,5, 2.418%, 3/17/2033	766,554	771,809
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	2,800,000	2,792,925
Invitation Homes Trust, Series 2015-SFR3, Class A3,5, 2.068%, 8/17/2032	1,570,918	1,577,943
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A3, 1.92%, 10/15/2019	1,200,000	1,200,020
South Carolina Student Loan Corp., Series 2005, Class A3[5], 1.071%, 12/1/2023	2,753,998	2,744,800
Starwood Retail Property Trust, Series 2014-STAR, Class A3,5, 1.987%, 11/15/2027	1,500,000	1,490,302
Tax Ease Funding LLC, Series 2016-1A, Class A3, 3.131%, 6/15/2028	576,965	572,406
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,5], 2.50%, 10/25/2056	2,161,238	2,150,056
Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.589%, 11/17/2033	1,200,000	1,169,358

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $23,069,018)		23,026,881

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%

Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029	144,921	150,033
BWAY Mortgage Trust, Series 2015-1740, Class A3, 2.917%, 1/13/2035	3,300,000	3,219,063
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,5], 2.50%, 5/25/2043	990,928	925,937

	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,5], 2.13%, 2/25/2043	734,939	$674,623
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5], 1.403%, 8/25/2020	9,135,471	333,127
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5], 1.199%, 4/25/2021	9,682,929	415,750
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.537%, 10/25/2021	4,162,288	247,547
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5], 1.366%, 12/25/2021	23,430,248	1,268,500
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5], 1.478%, 6/25/2022	11,405,115	739,480
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.214%, 4/25/2023	45,791,403	523,423
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5], 0.115%, 5/25/2023	29,492,829	198,640
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.546%, 10/25/2018	5,673,953	125,701
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,295,358	1,299,450
FREMF Mortgage Trust, Series 2011-K701, Class B3,5, 4.286%, 7/25/2048	550,000	558,786
FREMF Mortgage Trust, Series 2011-K702, Class B3,5, 4.765%, 4/25/2044	675,000	693,550
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3], 0.10%, 6/25/2046	81,758,208	394,263
FREMF Mortgage Trust, Series 2013-K712, Class B3,5, 3.365%, 5/25/2045	1,050,000	1,071,852
FREMF Mortgage Trust, Series 2014-K41, Class B3,5, 3.831%, 11/25/2047	1,800,000	1,792,773

9

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2014-K715, Class B3,5, 3.98%, 2/25/2046	1,750,000	$1,817,170
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,5], 3.382%, 12/15/2034	2,100,000	2,147,460
GS Mortgage Securities Trust, Series 2010-C2, Class A1[3], 3.849%, 12/10/2043	84,077	86,927
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,5], 3.00%, 3/25/2043	531,779	513,136
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,5], 3.50%, 5/25/2043	624,293	627,805
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,5], 3.00%, 6/25/2029	1,076,748	1,083,141
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[3], 2.767%, 1/20/2041	825,506	825,399
Motel 6 Trust, Series 2015-MTL6, Class B3, 3.298%, 2/5/2030	1,220,000	1,223,449
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,5], 3.75%, 11/25/2054	903,118	915,393
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,5], 3.75%, 8/25/2055	1,264,355	1,304,269
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[3,5], 3.75%, 11/25/2056	1,242,621	1,274,649
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045	115,000	122,240
SCG Trust, Series 2013-SRP1, Class AJ3,5, 2.717%, 11/15/2026	2,600,000	2,579,871
Sequoia Mortgage Trust, Series 2013-2, Class A5, 1.874%, 2/25/2043	722,796	688,350
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043	573,908	562,340
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043	805,003	790,171
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028	350,000	369,813
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043	600,000	638,469

	PRINCIPAL AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		918,341	$923,050
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,5], 3.50%, 1/20/2045		873,992	878,020
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,5], 3.50%, 3/20/2045		918,334	925,824

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $34,382,264)			34,929,444

FOREIGN GOVERNMENT BONDS - 1.8%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	805,000,000	1,270,930
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		500,000	582,500
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	CAD	385,000	313,397
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	160,000	123,612
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	460,000	380,747
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		6,425,000	6,465,298
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	470,000,000	406,157
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	453,190
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,400,000	464,582
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	187,566
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	302,072
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	59,430
Norway Government Bond (Norway)[3], 4.25%, 5/19/2017	NOK	1,600,000	196,022
Province of Ontario (Canada), 2.00%, 9/27/2018		1,300,000	1,309,926
Province of Ontario (Canada), 1.25%, 6/17/2019		1,000,000	988,384
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	845,000	616,019
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		2,800,000	2,756,239
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	375,000	474,382

10

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	$629,352

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $19,812,084)			17,979,805

U.S. GOVERNMENT AGENCIES - 7.7%

Mortgage-Backed Securities - 6.7%

Fannie Mae, Pool #888468, 5.50%, 9/1/2021		354,727	373,737
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		24,101	25,308
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		36,339	38,834
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		246,475	259,967
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		45,457	48,614
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		431,865	455,969
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		39,301	42,604
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		29,503	31,731
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,353,126	1,463,010
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		1,119,313	1,185,616
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		611,186	660,820
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034		949,898	998,801
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		1,475,501	1,564,683
Fannie Mae, Pool #MA2198, 3.50%, 3/1/2035		2,944,148	3,050,165
Fannie Mae, Pool #AY8263, 3.00%, 5/1/2035		2,412,346	2,407,640
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		65,771	74,389
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		167,476	186,722
Fannie Mae, Pool #995050, 6.00%, 9/1/2037		194,594	220,115
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		724,523	820,127
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		418,052	473,067
Fannie Mae, Pool #889579, 6.00%, 5/1/2038		374,166	423,405

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	21,623	$24,443
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	1,254,398	1,418,539
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	35,942	40,624
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	782,374	871,172
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	124,895	139,067
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	940,191	1,012,088
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	659,230	746,073
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	720,636	815,393
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	871,466	985,982
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	556,450	628,744
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	1,329,087	1,400,208
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	207,098	223,044
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	606,952	653,783
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	939,521	985,978
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	2,423,412	2,609,195
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	739,093	759,769
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	1,241,772	1,308,169
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	1,402,467	1,507,987
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	1,412,572	1,531,393
Fannie Mae, Pool #AZ3627, 4.00%, 11/1/2045	652,098	684,358
Fannie Mae, Pool #BA6762, 4.00%, 12/1/2045	568,948	597,092
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,763,560	2,826,058
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	929,229	950,243
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	995,560	1,044,861
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	1,496,796	1,570,919

11

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	1,498,013	$1,572,196
Fannie Mae, Pool #AL8674, 5.657%, 1/1/2049	2,715,664	3,033,262
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	110,221	114,728
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	47,094	50,520
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	33,600	36,078
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	24,937	26,795
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	44,602	47,859
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	18,168	19,365
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	762,988	825,505
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	925,123	1,000,108
Freddie Mac, Pool #C91766, 4.50%, 5/1/2034	599,796	646,515
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	747,767	814,103
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	886,831	959,506
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	766,617	814,365
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	2,652,618	2,812,984
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	195,653	221,024
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	292,775	324,563
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	356,641	395,567
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	1,119,387	1,255,936
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	686,299	760,907
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	1,025,268	1,136,512
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	101,247	112,232
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	204,592	231,571
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	2,637,437	2,839,779
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	1,668,881	1,850,900

	PRINCIPAL AMOUNT4/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,061,855	$1,089,479
Freddie Mac, Pool #Q37892, 4.00%, 12/1/2045	1,536,028	1,612,266
Freddie Mac Gold, Pool #Q33778, 4.00%, 6/1/2045	1,306,717	1,373,410

Total Mortgage-Backed Securities
(Identified Cost $65,840,037)		66,118,541

Other Agencies - 1.0%
Fannie Mae, 2.625%, 9/6/2024
(Identified Cost $10,390,894)	10,066,000	10,170,415

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $76,230,931)		76,288,956

SHORT-TERM INVESTMENT - 0.2%

Dreyfus Government Cash Management[8], 0.47%,
(Identified Cost $2,207,684)	2,207,684	2,207,684

TOTAL INVESTMENTS - 99.6%
(Identified Cost $938,730,481)		981,623,506

OTHER ASSETS, LESS LIABILITIES - 0.4%		4,007,907

NET ASSETS - 100%		$985,631,413

12

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	CONTRACTS	VALUE

CALL OPTIONS WRITTEN - 0.0%##
Cerner Corp., Strike $55, Expiring February 17, 2017	273	$(28,119)
Electronic Arts, Inc., Strike $85, Expiring February 03, 2017	293	(42,485)
Express Scripts Holding Co., Strike $75, Expiring February 24, 2017	329	(9,212)
Medtronic plc, Strike $75, Expiring February 24, 2017	332	(59,096)
Medtronic plc, Strike $77.5, Expiring February 24, 2017	332	(23,904)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $175,893)		(162,816)

	CONTRACTS	VALUE

PUT OPTIONS WRITTEN - 0.0%##
Lululemon Athletica, Inc., Strike $67.5, Expiring February 17, 2017, (Premiums Received $75,482)	371	$(59,731)

ADR - American Depositary Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange-traded fund

GBP - British Pound

KRW - South Korean Won

MXN - Mexican Peso

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of January 31, 2017, the total value of such securities was $23,054,283.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $72,710,109 or 7.4%, of the Series’ net assets as of January 31, 2017.

4Amount is stated in USD unless otherwise noted.

5The coupon rate is floating and is the effective rate as of January 31, 2017.

6Represents a Payment-In-Kind bond.

7Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired between May 7, 2014 and December 16, 2014 at a cost of $889,210 ($102.21 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $485,281, or less than 0.1%, of the Series’ net assets as of January 31, 2017.

8Rate shown is the current yield as of January 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

13

Investment Portfolio - January 31, 2017

(unaudited)

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$940,593,029
Unrealized appreciation	68,086,557
Unrealized depreciation	(27,056,080)

Net unrealized appreciation	$41,030,477

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$107,887,499	$96,440,667	$11,446,832	$—
Consumer Staples	50,096,175	27,409,548	22,686,627	—
Energy	19,290,790	18,005,467	1,285,323	—
Financials	10,342,474	10,078,583	263,891	—
Health Care	99,757,552	97,477,770	2,279,782	—
Industrials	38,916,787	27,074,645	11,842,142	—
Information Technology	166,788,225	160,654,730	6,133,495	—
Materials	41,074,384	39,102,880	1,971,504	—
Real Estate	26,582,870	25,414,488	1,168,382	—
Telecommunication Services	10,160,128	9,831,439	328,689	—
Utilities	648,225	481,583	166,642	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	181,894,268	—	181,894,268	—
Corporate debt:
Consumer Discretionary	12,813,178	—	12,813,178	—
Consumer Staples	10,558,556	—	10,558,556	—
Energy	25,475,100	—	25,475,100	—
Financials	41,387,345	—	41,387,345	—
Health Care	4,016,673	—	4,016,673	—
Industrials	16,487,809	—	16,487,809	—
Information Technology	6,606,356	—	6,606,356	—
Materials	13,819,971	—	13,819,971	—
Real Estate	7,410,474	—	7,410,474	—
Telecommunication Services	9,118,233	—	9,118,233	—
Utilities	734,850	—	734,850	—
Asset-backed securities	23,026,881	—	23,026,881	—

14

Investment Portfolio - January 31, 2017

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commercial mortgage-backed securities	$34,929,444	$—	$34,929,444	$—
Foreign government bonds	17,979,805	—	17,979,805	—
Mutual fund	3,819,454	3,819,454	—	—

Total assets	981,623,506	515,791,254	465,832,252	—

Liabilities:
Other financial instruments*:
Equity contracts	(222,547)	(213,335)	(9,212)	—

Total liabilities	(222,547)	(213,335)	(9,212)	—

Total	$981,400,959	$515,577,919	$465,823,040	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS - 91.5%

Consumer Discretionary - 13.9%
Diversified Consumer Services - 0.9%
Fu Shou Yuan International Group Ltd. (China)[1]	1,471,000	$825,911
Houghton Mifflin Harcourt Co.*	469,593	5,306,401
Kroton Educacional S.A. (Brazil)	70,682	303,041

		6,435,353

Hotels, Restaurants & Leisure - 0.4%
Accor S.A. (France)[1]	10,780	436,873
Jollibee Foods Corp. (Philippines)[1]	35,120	145,073
Yum China Holdings, Inc.*	72,210	1,984,331

		2,566,277

Household Durables - 0.0%##
LGI Homes, Inc.*	2,590	80,445

Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc.*	20,380	16,782,523
Expedia, Inc.	6,730	818,301
The Priceline Group, Inc.*	10,440	16,444,357
Rakuten, Inc. (Japan)[1]	58,210	581,064
TripAdvisor, Inc.*	11,160	590,364
Zalando SE (Germany)*[1,2]	1,430	56,555

		35,273,164

Leisure Products - 0.1%
Shimano, Inc. (Japan)[1]	3,400	536,138

Media - 4.4%
Global Mediacom Tbk PT (Indonesia)[1]	2,506,940	112,718
Informa plc (United Kingdom)[1]	17,580	144,515
ITV plc (United Kingdom)[1]	91,430	234,613
Liberty Global plc - Class A - ADR (United Kingdom)*	215,027	7,844,185
Surya Citra Media Tbk PT (Indonesia)[1]	2,102,100	444,301
Tribune Media Co. - Class A	259,710	7,490,036
Twenty-First Century Fox, Inc. - Class A	451,430	14,165,873

		30,436,241

Multiline Retail - 0.0%##
Dollar General Corp.	4,460	329,237

Specialty Retail - 1.4%
Advance Auto Parts, Inc.	6,750	1,108,621
AutoZone, Inc.*	430	311,741
Kingfisher plc (United Kingdom)[1]	1,740,500	7,384,613
Monro Muffler Brake, Inc.	11,250	673,875
Mr Price Group Ltd. (South Africa)[1]	14,510	175,651

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc.*	1,230	$322,592

		9,977,093

Textiles, Apparel & Luxury Goods - 1.6%
ANTA Sports Products Ltd. (China)[1]	173,000	550,633
Burberry Group plc (United Kingdom)[1]	6,990	144,550
lululemon athletica, Inc.*	150,506	10,160,660

		10,855,843

Total Consumer Discretionary		96,489,791

Consumer Staples - 12.5%
Beverages - 5.9%
Ambev S.A. - ADR (Brazil)	2,119,814	11,425,797
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	80,788	8,435,770
Cia Cervecerias Unidas S.A. - ADR (Chile)	17,290	390,581
The Coca-Cola Co.	192,880	8,018,022
Diageo plc (United Kingdom)[1]	419,360	11,648,964
Dr. Pepper Snapple Group, Inc.	5,250	478,800
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	1,840	138,423
Monster Beverage Corp.*	10,300	438,780
Treasury Wine Estates Ltd. (Australia)[1]	34,669	305,850

		41,280,987

Food & Staples Retailing - 0.8%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	114,410	958,756
Sprouts Farmers Market, Inc.*	240,770	4,495,176

		5,453,932

Food Products - 3.6%
Adecoagro S.A. (Argentina)*	46,760	541,013
Blue Buffalo Pet Products, Inc.*	13,940	338,045
BRF S.A. (Brazil)	19,580	276,261
BRF S.A. - ADR (Brazil)	10,050	142,007
Campbell Soup Co.	205,960	12,816,891
Danone S.A. (France)[1]	8,983	563,136
Gruma S.A.B de C.V. - Class B (Mexico)	12,620	169,473
Mead Johnson Nutrition Co.	6,410	451,649
Nestle S.A. (Switzerland)[1]	102,417	7,503,534
Sao Martinho S.A. (Brazil)	108,930	707,279
Suedzucker AG (Germany)[1]	12,792	338,422
Tiger Brands Ltd. (South Africa)[1]	11,210	338,354

1

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Universal Robina Corp. (Philippines)[1]	257,360	$843,321

		25,029,385

Personal Products - 2.1%
Beiersdorf AG (Germany)[1]	77,660	6,889,931
Unilever plc - ADR (United Kingdom)	186,730	7,676,470

		14,566,401

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	113,270	523,754
Japan Tobacco, Inc. (Japan)[1]	10,800	348,360
KT&G Corp. (South Korea)[1]	1,960	169,783

		1,041,897

Total Consumer Staples		87,372,602

Energy - 2.7%
Energy Equipment & Services - 1.8%
Schlumberger Ltd.	150,108	12,565,541

Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp. (Canada)	22,225	283,369
Cosan S.A. Industria e Comercio (Brazil)	17,250	220,449
Galp Energia SGPS S.A. (Portugal)[1]	54,390	801,399
Range Resources Corp.	137,750	4,454,835
Royal Dutch Shell plc - Class B (Netherlands)[1]	17,214	486,201

		6,246,253

Total Energy		18,811,794

Financials - 1.7%
Banks - 0.0%##
ICICI Bank Ltd. - ADR (India)	33,350	258,462

Capital Markets - 1.0%
BlackRock, Inc.	17,410	6,510,992
JSE Ltd. (South Africa)[1]	16,280	194,925

		6,705,917

Consumer Finance - 0.7%
Synchrony Financial	127,800	4,577,796

Total Financials		11,542,175

Health Care - 19.0%
Biotechnology - 4.1%
Alexion Pharmaceuticals, Inc.*	52,690	6,885,528
BioMarin Pharmaceutical, Inc.*	80,940	7,092,772

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
China Biologic Products, Inc. (China)*	3,550	$404,487
Incyte Corp.*	4,520	547,869
Regeneron Pharmaceuticals, Inc.*	16,960	6,093,559
Seattle Genetics, Inc.*	8,370	504,209
Vertex Pharmaceuticals, Inc.*	81,800	7,024,166

		28,552,590

Health Care Equipment & Supplies - 3.0%
The Cooper Companies, Inc.	25,020	4,618,942
Essilor International S.A. (France)[1]	4,060	476,306
Intuitive Surgical, Inc.*	7,050	4,883,465
Medtronic plc	144,080	10,952,962
Osstem Implant Co. Ltd. (South Korea)*[1]	3,240	160,310

		21,091,985

Health Care Providers & Services - 3.3%
Acadia Healthcare Co., Inc.*	18,750	719,438
DaVita, Inc.*	14,180	903,975
Express Scripts Holding Co.*	182,640	12,580,243
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	86,518	7,062,048
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	15,410	628,728
KPJ Healthcare Berhad (Malaysia)[1]	258,230	244,851
Odontoprev S.A. (Brazil)	62,060	220,778
Siloam International Hospitals Tbk PT (Indonesia)*[1]	390,700	345,273

		22,705,334

Health Care Technology - 0.5%
Cerner Corp.*	67,270	3,613,072

Life Sciences Tools & Services - 2.2%
QIAGEN N.V.*	260,173	7,539,823
QIAGEN N.V.*[1]	4,208	122,459
Thermo Fisher Scientific, Inc.	52,170	7,950,186

		15,612,468

Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	200,260	9,844,782
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)*	148,780	154,962
Johnson & Johnson	98,520	11,157,390
Novartis AG - ADR (Switzerland)	104,950	7,757,904
Perrigo Co. plc	148,310	11,293,806

2

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	14,320	$786,741

		40,995,585

Total Health Care		132,571,034

Industrials - 7.7%
Aerospace & Defense - 2.0%
Arconic, Inc.	310,280	7,071,281
Korea Aerospace Industries Ltd. (South Korea)*[1]	14,512	774,695
LIG Nex1 Co. Ltd. (South Korea)*[1]	8,450	525,592
Safran S.A. (France)[1]	84,080	5,699,540

		14,071,108

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	1,410	117,961

Building Products - 0.7%
Masco Corp.	154,920	5,104,614

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	159,000	192,836
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)*[1]	2,920	137,425

		330,261

Construction & Engineering - 1.0%
Vinci S.A. (France)[1]	99,390	6,966,932

Industrial Conglomerates - 0.2%
Siemens AG (Germany)[1]	11,230	1,452,703

Machinery - 2.0%
ANDRITZ AG (Austria)[1]	8,960	484,289
FANUC Corp. (Japan)[1]	2,491	489,050
Flowserve Corp.	211,020	10,373,744
GEA Group AG (Germany)[1]	26,140	1,083,169
Metso OYJ (Finland)[1]	4,770	146,547
SMC Corp. (Japan)[1]	2,700	737,041
Sulzer AG (Switzerland)[1]	1,090	123,364
The Weir Group plc (United Kingdom)[1]	4,960	125,650

		13,562,854

Professional Services - 1.3%
Applus Services S.A. (Spain)[1]	41,180	470,693
Bureau Veritas S.A. (France)[1]	17,140	335,664
Equifax, Inc.	1,930	226,350
Intertek Group plc (United Kingdom)[1]	70	2,996
Nielsen Holdings plc	184,780	7,559,350

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
RELX PLC (United Kingdom)[1]	8,170	$146,653
SGS S.A. (Switzerland)[1]	140	297,050
TransUnion*	7,250	228,592

		9,267,348

Road & Rail - 0.3%
Genesee & Wyoming, Inc. - Class A*	13,040	982,694
Kansas City Southern	9,650	829,032

		1,811,726

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	11,080	224,641
Brenntag AG (Germany)[1]	6,502	378,270
Howden Joinery Group plc (United Kingdom)[1]	11,520	54,881

		657,792

Transportation Infrastructure - 0.0%##
Aena S.A. (Spain)[1,2]	1,600	232,685

Total Industrials		53,575,984

Information Technology - 25.0%
Electronic Equipment, Instruments & Components - 1.0%
FLIR Systems, Inc.	141,040	4,982,943
Hitachi Ltd. (Japan)[1]	175,000	1,001,954
Keyence Corp. (Japan)[1]	2,492	967,811
Renishaw plc (United Kingdom)[1]	4,040	144,983

		7,097,691

Internet Software & Services - 7.0%
Alibaba Group Holding Ltd. - ADR (China)*	4,510	456,908
Alphabet, Inc. - Class A*	9,560	7,841,017
Alphabet, Inc. - Class C*	8,980	7,155,174
Baidu, Inc. - ADR (China)*	3,600	630,252
Facebook, Inc. - Class A*	174,930	22,796,878
Just Eat plc (United Kingdom)*[1]	8,120	55,301
Match Group, Inc.*	45,020	781,998
MercadoLibre, Inc. (Argentina)	2,910	539,485
MiX Telematics Ltd. - ADR (South Africa)	33,310	237,833
Q2 Holdings, Inc.*	15,420	489,585
Tencent Holdings Ltd. - Class H (China)[1]	277,690	7,260,312
Trivago N.V. - ADR (Germany)*	22,200	257,520

		48,502,263

3

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 5.9%
Amdocs Ltd. - ADR (United States)	119,275	$7,002,635
InterXion Holding N.V. - ADR (Netherlands)*	3,320	127,588
MasterCard, Inc. - Class A	136,720	14,537,438
PayPal Holdings, Inc.*	174,630	6,946,781
Visa, Inc. - Class A	149,630	12,375,897

		40,990,339

Semiconductors & Semiconductor Equipment - 2.2%
Skyworks Solutions, Inc.	168,640	15,471,034
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	7,810	241,407

		15,712,441

Software - 6.6%
Electronic Arts, Inc.*	85,360	7,121,585
Microsoft Corp.	175,600	11,352,540
salesforce.com, Inc.*	67,170	5,313,147
SAP SE (Germany)[1]	3,240	296,300
ServiceNow, Inc.*	231,250	20,955,875
The Ultimate Software Group, Inc.*	3,590	695,239

		45,734,686

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	121,140	14,700,339
Samsung Electronics Co. Ltd. (South Korea)[1]	890	1,513,691

		16,214,030

Total Information Technology		174,251,450

Materials - 4.6%
Chemicals - 3.5%
Akzo Nobel N.V. (Netherlands)[1]	4,380	297,252
Ashland Global Holdings, Inc.	57,430	6,835,893
Croda International plc (United Kingdom)[1]	5,150	217,470
Givaudan S.A. (Switzerland)[1]	220	396,625
Monsanto Co.	147,790	16,007,135
Solvay S.A. (Belgium)[1]	1,070	125,458
Symrise AG (Germany)[1]	3,490	210,143

		24,089,976

Metals & Mining - 1.1%
Antofagasta plc (Chile)[1]	20,860	220,401
First Quantum Minerals Ltd. (Canada)	16,550	208,711
Freeport-McMoRan, Inc.*	266,500	4,437,225

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Grupo Mexico SAB de CV - Series B (Mexico)	102,710	$309,014
Lundin Mining Corp. (Canada)*	24,040	147,057
Southern Copper Corp. (Peru)	62,430	2,394,815

		7,717,223

Total Materials		31,807,199

Real Estate - 2.6%
Equity Real Estate Investment Trusts (REITS) - 2.6%
Agree Realty Corp.	1,950	91,455
Alexandria Real Estate Equities, Inc.	1,530	169,554
alstria office REIT AG (Germany)[1]	43,080	538,854
American Campus Communities, Inc.	2,590	125,926
American Homes 4 Rent - Class A	6,370	141,924
Apartment Investment &
Management Co. - Class A	3,600	158,652
AvalonBay Communities, Inc.	990	171,577
Axiare Patrimonio SOCIMI S.A.
(Spain)[1]	3,070	44,740
Boston Properties, Inc.	840	109,956
Brandywine Realty Trust	7,350	118,335
Brixmor Property Group, Inc.	3,640	87,833
CatchMark Timber Trust, Inc. - Class A	7,350	75,632
Chesapeake Lodging Trust	4,230	108,288
Colony NorthStar, Inc. - Class A	5,267	73,318
Colony Starwood Homes	4,050	127,373
Columbia Property Trust, Inc.	3,160	70,310
Community Healthcare Trust, Inc.	8,660	186,796
CoreCivic, Inc.	5,150	149,556
CoreSite Realty Corp.	690	59,430
Crown Castle International Corp.	830	72,899
CubeSmart	6,950	174,654
DDR Corp.	4,790	72,712
Digital Realty Trust, Inc.	1,540	165,750
Douglas Emmett, Inc.	2,670	101,033
Education Realty Trust, Inc.	2,606	104,787
EPR Properties	1,030	76,189
Equinix, Inc.	800	307,984
Equity LifeStyle Properties, Inc.	1,210	89,467
Equity One, Inc.	2,750	85,773
Equity Residential	1,860	113,032
Extra Space Storage, Inc.	740	53,317
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	52,406	33,951

4

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Forest City Realty Trust, Inc. - Class A	8,390	$189,950
GGP, Inc.	5,420	134,633
Global Medical REIT, Inc.	7,970	70,535
HCP, Inc.	5,000	151,600
Healthcare Realty Trust, Inc.	1,240	37,460
Healthcare Trust of America, Inc. - Class A	4,260	123,838
Hibernia REIT plc (Ireland)[1]	26,620	34,972
Host Hotels & Resorts, Inc.	4,330	78,243
Klepierre (France)[1]	2,800	106,326
Lamar Advertising Co. - Class A	1,430	107,994
LaSalle Hotel Properties	1,840	55,513
Life Storage, Inc.	1,660	135,207
The Macerich Co.	1,200	82,428
Mid-America Apartment Communities, Inc	1,580	150,021
National Storage Affiliates Trust	3,760	83,660
Outfront Media, Inc.	4,640	127,275
Physicians Realty Trust	9,720	180,306
Potlatch Corp.	2,330	95,996
Prologis, Inc.	3,560	173,906
Public Storage	460	98,900
Retail Properties of America, Inc. - Class A	4,820	72,155
Rexford Industrial Realty, Inc.	7,360	167,146
Simon Property Group, Inc.	1,720	316,084
Spirit Realty Capital, Inc.	11,300	118,876
STORE Capital Corp.	4,810	113,805
Sun Communities, Inc.	1,080	85,061
Tanger Factory Outlet Centers, Inc.	2,060	70,431
Terreno Realty Corp.	5,650	153,623
UDR, Inc.	2,230	77,938
Urban Edge Properties	2,310	64,611
Ventas, Inc.	2,010	123,957
Vornado Realty Trust	790	83,985
Welltower, Inc.	1,820	120,666
Weyerhaeuser Co.	330,362	10,350,240

		18,198,398

Real Estate Management & Development - 0.0%##
Cresud SACIF y A - ADR (Argentina)*	4,460	77,961
First Capital Realty, Inc. (Canada)	3,480	55,359

		133,320

Total Real Estate		18,331,718

	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.6%
SBA Communications Corp.*	6,930	$729,452
Zayo Group Holdings, Inc.*	322,390	10,303,584

		11,033,036

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	51,290	646,767
China Mobile Ltd. - Class H (China)[1]	21,000	236,305

		883,072

Total Telecommunication Services		11,916,108

Utilities - 0.1%
Electric Utilities - 0.1%
Pampa Energia S.A. - ADR (Argentina)*	8,160	378,951

Water Utilities - 0.0%##
CT Environmental Group Ltd. (China)[1]	598,000	129,755

Total Utilities		508,706

TOTAL COMMON STOCKS
(Identified Cost $586,808,253)		637,178,561

CORPORATE BONDS - 4.1%

Non-Convertible Corporate Bonds - 4.1%
Consumer Discretionary - 0.3%
Auto Components - 0.1%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	565,000	592,550

Household Durables - 0.1%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2], 6.125%, 7/1/2022	200,000	203,000
Lennar Corp., 12.25%, 6/1/2017	165,000	170,362
Meritage Homes Corp., 7.00%, 4/1/2022	90,000	99,000
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	95,000	96,662
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	110,000	104,500

		673,524

Media - 0.1%
Comcast Corp., 4.40%, 8/15/2035	250,000	258,527
Sirius XM Radio, Inc.[2], 5.375%, 4/15/2025	150,000	152,625

5

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
VTR Finance B.V. (Chile)[2], 6.875%, 1/15/2024	200,000	$210,000

		621,152

Multiline Retail - 0.0%##
Dollar General Corp., 3.25%, 4/15/2023	300,000	297,291

Total Consumer Discretionary		2,184,517

Consumer Staples - 0.3%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	430,000	653,639
PepsiCo, Inc., 3.10%, 7/17/2022	150,000	153,775

		807,414

Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	210,000	205,800
CVS Health Corp., 3.50%, 7/20/2022	400,000	411,011
The Kroger Co., 2.60%, 2/1/2021	300,000	299,222

		916,033

Household Products - 0.0%##
HRG Group, Inc., 7.75%, 1/15/2022 .	95,000	99,869

Total Consumer Staples		1,823,316

Energy - 0.6%
Energy Equipment & Services - 0.2%
Ensco plc, 5.20%, 3/15/2025	400,000	362,000
McDermott International, Inc.[2], 8.00%, 5/1/2021	175,000	179,375
Schlumberger Holdings Corp.[2], 3.625%, 12/21/2022	540,000	560,813
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	90,000	92,025

		1,194,213

Oil, Gas & Consumable Fuels - 0.4%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	600,000	608,486
Cheniere Corpus Christi Holdings, LLC[2], 7.00%, 6/30/2024	170,000	189,762
Chevron Corp., 1.79%, 11/16/2018	300,000	301,224
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	180,000	189,996
Enviva Partners LP - Enviva Partners Finance Corp.[2], 8.50%, 11/1/2021	145,000	155,512

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	120,000	$121,050
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	600,000	616,894
NGL Energy Partners LP - NGL Energy Finance Corp.[2], 7.50%, 11/1/2023	95,000	99,988
PBF Holding Co. LLC - PBF Finance Corp., 7.00%, 11/15/2023	105,000	106,838
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	300,000	272,850
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	140,000	142,100
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	250,000	259,922

		3,064,622

Total Energy		4,258,835

Financials - 1.2%
Banks - 0.5%
Bank of America Corp., 4.00%, 1/22/2025	400,000	399,001
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	200,000	250,454
Citigroup, Inc., 3.875%, 3/26/2025	600,000	591,981
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	390,000	398,606
JPMorgan Chase & Co., 4.95%, 3/25/2020	500,000	539,567
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	591,000	594,762
Popular, Inc., 7.00%, 7/1/2019	215,000	224,675
Santander Bank N.A., 8.75%, 5/30/2018	200,000	216,056

		3,215,102

Capital Markets - 0.3%
The Goldman Sachs Group, Inc.[4], 2.537%, 11/29/2023	580,000	596,698
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	300,000	303,778
Morgan Stanley, 2.125%, 4/25/2018 .	490,000	492,075
Morgan Stanley, 5.00%, 11/24/2025 .	400,000	424,823

		1,817,374

Consumer Finance - 0.0%##
Navient Corp., 6.125%, 3/25/2024	175,000	165,594

6

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 0.1%
Horizon Pharma, Inc., 6.625%, 5/1/2023	180,000	$173,250
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[2], 6.25%, 2/1/2022	130,000	130,975
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 7.375%, 4/1/2020	160,000	161,600

		465,825

Insurance - 0.2%
American International Group, Inc., 4.125%, 2/15/2024	400,000	415,681
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	950,000	1,000,634
Prudential Financial, Inc.[5], 5.875%, 9/15/2042	300,000	320,250

		1,736,565

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	425,000	426,594
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	210,000	208,425

		635,019

Total Financials		8,035,479

Health Care - 0.2%
Biotechnology - 0.1%
AbbVie, Inc., 1.80%, 5/14/2018	300,000	300,442
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	210,000	203,175

		503,617

Health Care Providers & Services - 0.1%
HCA, Inc., 7.50%, 2/15/2022	120,000	136,500
LifePoint Health, Inc.[2], 5.375%, 5/1/2024	135,000	129,262
Tenet Healthcare Corp., 8.125%, 4/1/2022	120,000	121,200

		386,962

Pharmaceuticals - 0.0%##
Concordia International Corp. (Canada)[2], 7.00%, 4/15/2023	185,000	67,872

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals (continued)
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[2], 5.625%, 10/15/2023	150,000	$132,938

		200,810

Total Health Care		1,091,389

Industrials - 0.5%
Aerospace & Defense - 0.0%##
Arconic, Inc., 5.87%, 2/23/2022	215,000	230,889

Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	145,000	148,988

Building Products - 0.0%##
Airxcel, Inc.[2], 8.50%, 2/15/2022	130,000	132,600

Commercial Services & Supplies - 0.0%##
Constellis Holdings LLC - Constellis Finance Corp.[2], 9.75%, 5/15/2020	105,000	111,825

Construction & Engineering - 0.1%
Fluor Corp., 3.50%, 12/15/2024	300,000	307,782

Industrial Conglomerates - 0.2%
General Electric Co.[4], 1.414%, 5/5/2026	575,000	558,503
Siemens Financieringsmaatschappij N.V. (Germany)[2], 2.90%, 5/27/2022	600,000	605,488

		1,163,991

Machinery - 0.0%##
Meritor, Inc., 6.25%, 2/15/2024	95,000	95,494
Shape Technologies Group, Inc.[2], 7.625%, 2/1/2020	100,000	102,500
Xerium Technologies, Inc., 9.50%, 8/15/2021	95,000	95,712

		293,706

Trading Companies & Distributors - 0.2%
Air Lease Corp., 3.375%, 6/1/2021	530,000	537,892
Aircastle Ltd., 5.50%, 2/15/2022	90,000	94,491
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	320,000	332,000
International Lease Finance Corp., 6.25%, 5/15/2019	90,000	97,083

		1,061,466

Total Industrials		3,451,247

7

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 0.2%
Internet Software & Services - 0.0%##
Nuance Communications, Inc.[2], 5.625%, 12/15/2026	110,000	$109,862

IT Services - 0.1%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	300,000	302,932
Visa, Inc., 2.80%, 12/14/2022	400,000	402,269

		705,201

Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM, Inc., 3.00%, 5/20/2022	300,000	301,529

Total Information Technology		1,116,592

Materials - 0.3%
Chemicals - 0.1%
The Dow Chemical Co., 8.55%, 5/15/2019	300,000	342,956
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	110,000	114,125

		457,081

Metals & Mining - 0.2%
Corp Nacional del Cobre de Chile (Chile)[2], 4.50%, 9/16/2025	475,000	489,978
Glencore Funding LLC (Switzerland)[2], 4.625%, 4/29/2024	470,000	486,333
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	75,000	78,000
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	280,000	279,267
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[2], 7.375%, 2/1/2020	150,000	149,625
Techniplas LLC[2], 10.00%, 5/1/2020	125,000	117,500

		1,600,703

Paper & Forest Products - 0.0%##
Tembec Industries, Inc. (Canada)[2], 9.00%, 12/15/2019	145,000	146,812

Total Materials		2,204,596

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITS) - 0.2%
American Tower Corp., 3.30%, 2/15/2021	600,000	606,875
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	200,000	217,011

	PRINCIPAL AMOUNT3/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Crown Castle Towers LLC[2], 3.222%, 5/15/2022	100,000	$101,083
Greystar Real Estate Partners LLC[2], 8.25%, 12/1/2022	140,000	151,725
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	95,000	93,338
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[2], 8.25%, 11/7/2021	210,000	193,200

		1,363,232

Real Estate Management & Development - 0.0%##
Forestar USA Real Estate Group, Inc.[6], 8.50%, 6/1/2022	205,000	187,703

Total Real Estate		1,550,935

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc., 5.20%, 3/15/2020	500,000	538,645
CenturyLink, Inc., 7.50%, 4/1/2024	135,000	142,931
Frontier Communications Corp., 11.00%, 9/15/2025	230,000	232,588
Hughes Satellite Systems Corp.[2], 5.25%, 8/1/2026	175,000	175,000
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	255,000	249,900
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	190,000	193,562
Verizon Communications, Inc., 4.15%, 3/15/2024	500,000	518,974

		2,051,600

Wireless Telecommunication Services - 0.0%##
Altice Financing S.A. (Luxembourg)[2], 6.625%, 2/15/2023	235,000	246,163

Total Telecommunication Services		2,297,763

Utilities - 0.0%##
Independent Power and Renewable Electricity Producers - 0.0%##
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	215,000	222,525

TOTAL CORPORATE BONDS (Identified Cost $28,492,986)		28,237,194

MUTUAL FUNDS - 0.2%

Global X MSCI Argentina ETF	15,170	389,566
iShares MSCI India ETF	6,650	188,594

8

Investment Portfolio - January 31, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

MUTUAL FUNDS (continued)

iShares Russell Mid-Cap Growth ETF	7,510	$755,506
iShares U.S. Real Estate ETF	180	13,867

TOTAL MUTUAL FUNDS (Identified Cost $1,261,360)		1,347,533

U.S. TREASURY SECURITIES - 4.1%

U.S. Treasury Bonds - 1.6%
U.S. Treasury Bond, 6.25%, 5/15/2030	2,530,000	3,576,886
U.S. Treasury Bond, 4.75%, 2/15/2037	4,100,000	5,329,840
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	2,504,741	2,401,348

TOTAL U.S. TREASURY BONDS (Identified Cost $11,721,563)		11,308,074

U.S. Treasury Notes - 2.5%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	2,195,242	2,235,599
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	2,227,171	2,233,527
U.S. Treasury Note, 2.00%, 7/31/2022	12,956,000	12,933,729

TOTAL U.S. TREASURY NOTES (Identified Cost $17,418,459)		17,402,855

TOTAL U.S. TREASURY SECURITIES (Identified Cost $29,140,022)		28,710,929

	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Government Cash Management[7], 0.47%, (Identified Cost $ 11,128,881)	11,128,881	$11,128,881

TOTAL INVESTMENTS - 101.5% (Identified Cost $ 656,831,502)		706,603,098
LIABILITIES, LESS OTHER ASSETS - (1.5%)		(10,109,377)

NET ASSETS - 100%		$696,493,721

ADR - American Depositary Receipt

ETF - Exchange- Traded Fund

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $8,196,949 or 1.2%, of the Series’ net assets as of January 31, 2017.

3Amount is stated in USD unless otherwise noted.

4The coupon rate is floating and is the effective rate as of January 31, 2017.

5The rate shown is a fixed rate as of January 31, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired between May 7, 2014 and December 16, 2014 at a cost of $211,395 ($103.12 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $187,703, or less than 0.1%, of the Series’ net assets as of January 31, 2017.

7Rate shown is the current yield as of January 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

9

Investment Portfolio - January 31, 2017

(unaudited)

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$659,464,672
Unrealized appreciation	77,763,168
Unrealized depreciation	(30,624,742)

Net unrealized appreciation	$47,138,426

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$96,489,791	$84,716,583	$11,773,208	$—
Consumer Staples	87,372,602	48,504,667	38,867,935	—
Energy	18,811,794	17,524,194	1,287,600	—
Financials	11,542,175	11,347,250	194,925	—
Health Care	132,571,034	124,159,787	8,411,247	—
Industrials	53,575,984	32,493,618	21,082,366	—
Information Technology	174,251,450	163,011,098	11,240,352	—
Materials	31,807,199	30,339,850	1,467,349	—
Real Estate	18,331,718	17,606,826	724,892	—
Telecommunication Services	11,916,108	11,679,803	236,305	—
Utilities	508,706	378,951	129,755	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	28,710,929	—	28,710,929	—
Corporate debt:
Consumer Discretionary	2,184,517	—	2,184,517	—
Consumer Staples	1,823,316	—	1,823,316	—
Energy	4,258,835	—	4,258,835	—
Financials	8,035,479	—	8,035,479	—
Health Care	1,091,389	—	1,091,389	—
Industrials	3,451,247	—	3,451,247	—
Information Technology	1,116,592	—	1,116,592	—
Materials	2,204,596	—	2,204,596	—
Real Estate	1,550,935	—	1,550,935	—
Telecommunication Services	2,297,763	—	2,297,763	—

10

Investment Portfolio - January 31, 2017

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Utilities	$222,525	$—	$222,525	$—
Mutual funds	12,476,414	12,476,414	—	—

Total assets	$706,603,098	$554,239,041	$152,364,057	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - January 31, 2017

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.0%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	7,461,657	$76,631,214

TOTAL AFFILIATED INVESTMENT COMPANY - 100.0% (Identified Cost $79,605,584)		76,631,214
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(23,817)

NET ASSETS - 100%		$76,607,397

*Less than (0.1%).

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$80,283,857
Unrealized appreciation	—
Unrealized depreciation	(3,652,643)

Net unrealized depreciation	$(3,652,643)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$76,631,214	$76,631,214	$—	$—

Total assets	$76,631,214	$76,631,214	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2017

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	238,888	$2,453,383
Manning & Napier Pro-Blend® Moderate Term Series - Class I	376,054	3,756,782

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $6,170,880)		6,210,165
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(103)

NET ASSETS - 100%		$6,210,062

*Less than (0.1%).

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$6,428,264
Unrealized appreciation	64,389
Unrealized depreciation	(282,488)

Net unrealized depreciation	$(218,099)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$6,210,165	$6,210,165	$—	$—

Total assets	$6,210,165	$6,210,165	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2017

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	2,104,302	$19,864,614
Manning & Napier Pro-Blend® Moderate Term Series - Class I	11,083,905	110,728,211

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $134,527,215)		130,592,825
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(33,340)

NET ASSETS - 100%		$130,559,485

*Less than (0.1%).

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$139,491,905
Unrealized appreciation	—
Unrealized depreciation	(8,899,080)

Net unrealized depreciation	$(8,899,080)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$130,592,825	$130,592,825	$—	$—

Total assets	$130,592,825	$130,592,825	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2017

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	1,891,590	$17,856,610
Manning & Napier Pro-Blend® Moderate Term Series - Class I	1,168,923	11,677,541

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $29,205,276)		29,534,151
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(3,343)

NET ASSETS - 100%		$29,530,808

*Less than (0.1%).

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$31,495,985
Unrealized appreciation	333,926
Unrealized depreciation	(2,295,760)

Net unrealized depreciation	$(1,961,834)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$29,534,151	$29,534,151	$—	$—

Total assets	$29,534,151	$29,534,151	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2017

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	12,410,203	$117,152,313
Manning & Napier Pro-Blend® Maximum Term Series - Class I	2,080,906	21,017,149

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $143,329,141)		138,169,462
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(37,727)

NET ASSETS - 100%		$138,131,735

*Less than (0.1%).

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$149,733,916
Unrealized appreciation	168,882
Unrealized depreciation	(11,733,336)

Net unrealized depreciation	$(11,564,454)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$138,169,462	$138,169,462	$—	$—

Total assets	$138,169,462	$138,169,462	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2017

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	1,596,707	$15,072,910
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,006,597	10,166,630

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $25,908,084)		25,239,540
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(3,850)

NET ASSETS - 100%		$25,235,690

*Less than (0.1%).

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$27,982,849
Unrealized appreciation	—
Unrealized depreciation	(2,743,309)

Net unrealized depreciation	$(2,743,309)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$25,239,540	$25,239,540	$—	$—

Total assets	$25,239,540	$25,239,540	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2017

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	3,311,538	$31,260,914
Manning & Napier Pro-Blend® Maximum Term Series - Class I	5,817,032	58,752,024

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $91,282,401)		90,012,938
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(27,233)

NET ASSETS - 100%		$89,985,705

*Less than (0.1%).

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$98,283,115
Unrealized appreciation	344,983
Unrealized depreciation	(8,615,160)

Net unrealized depreciation	$(8,270,177)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$90,012,938	$90,012,938	$—	$—

Total assets	$90,012,938	$90,012,938	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2017

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	142,036	$1,340,820
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,217,674	12,298,505

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $13,497,057)		13,639,325
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(1,861)

NET ASSETS - 100%		$13,637,464

*Less than (0.1%).

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$15,110,135
Unrealized appreciation	142,268
Unrealized depreciation	(1,613,078)

Net unrealized depreciation	$(1,470,810)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$13,639,325	$13,639,325	$—	$—

Total assets	$13,639,325	$13,639,325	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2017

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.0%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	3,225,702	$32,579,594

TOTAL AFFILIATED INVESTMENT COMPANY - 100.0% (Identified Cost $32,401,346)		32,579,594
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(15,193)

NET ASSETS - 100%		$32,564,401

*Less than (0.1%).

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$35,071,091
Unrealized appreciation	178,248
Unrealized depreciation	(2,669,745)

Net unrealized depreciation	$(2,491,497)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$32,579,594	$32,579,594	$—	$—

Total assets	$32,579,594	$32,579,594	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2017

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.0%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	635,359	$6,417,129

TOTAL AFFILIATED INVESTMENT COMPANY - 100.0% (Identified Cost $6,382,568)		6,417,129
OTHER ASSETS, LESS LIABILITIES - 0.0%*		107

NET ASSETS - 100%		$6,417,236

*Less than 0.01%.

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$6,900,790
Unrealized appreciation	34,561
Unrealized depreciation	(518,222)

Net unrealized depreciation	$(483,661)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$6,417,129	$6,417,129	$—	$—

Total assets	$6,417,129	$6,417,129	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2017

(unaudited)

TARGET 2060 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 99.6%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	184,375	$1,866,340

TOTAL AFFILIATED INVESTMENT COMPANY - 99.6% (Identified Cost $1,760,264)		1,866,340
OTHER ASSETS, LESS LIABILITIES - 0.4%		8,157

NET ASSETS - 100%		$1,874,497

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,760,819
Unrealized appreciation	105,521
Unrealized depreciation	—

Net unrealized appreciation	$105,521

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$1,866,340	$1,866,340	$—	$—

Total assets	$1,866,340	$1,866,340	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2017

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 97.9%

Consumer Discretionary - 23.6%
Internet & Direct Marketing Retail - 3.3%
The Priceline Group, Inc.*	40	$63,005

Media - 6.1%
Discovery Communications, Inc. - Class A*	2,050	58,118
WPP plc (United Kingdom)[1]	2,490	57,953

		116,071

Multiline Retail - 3.4%
Dollar General Corp.	880	64,962

Specialty Retail - 2.5%
Kingfisher plc (United Kingdom)[1]	11,010	46,713

Textiles, Apparel & Luxury Goods - 8.3%
Kering (France)[1]	200	47,608
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	260	52,396
NIKE, Inc. - Class B	540	28,566
VF Corp.	540	27,799

		156,369

Total Consumer Discretionary		447,120

Consumer Staples - 19.6%
Beverages - 8.7%
Diageo plc (United Kingdom)[1]	2,180	60,556
PepsiCo, Inc.	460	47,739
Pernod Ricard S.A. (France)[1]	490	57,318

		165,613

Food & Staples Retailing - 1.5%
CVS Health Corp.	350	27,584

Food Products - 3.4%
Mead Johnson Nutrition Co.	640	45,094
Nestle S.A. (Switzerland)[1]	260	19,049

		64,143

Personal Products - 6.0%
Beiersdorf AG (Germany)[1]	440	39,036
L’Oreal S.A. (France)[1]	310	56,364
Unilever N.V. (United Kingdom)[1]	460	18,659

		114,059

Total Consumer Staples		371,399

Financials - 2.6%
Capital Markets - 2.6%
The Charles Schwab Corp.	1,210	49,900

1

Investment Portfolio - January 31, 2017

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 21.7%
Health Care Equipment & Supplies - 2.6%
Medtronic plc	650	$49,413

Health Care Providers & Services - 8.1%
AmerisourceBergen Corp.	530	46,258
Express Scripts Holding Co.*	830	57,170
McKesson Corp.	360	50,094

		153,522

Pharmaceuticals - 11.0%
Allergan plc*	90	19,700
Johnson & Johnson	250	28,313
Novartis AG (Switzerland)[1]	840	62,015
Perrigo Co. plc	460	35,029
Roche Holding AG (Switzerland)[1]	270	63,976

		209,033

Total Health Care		411,968

Industrials - 11.2%
Aerospace & Defense - 1.0%
Safran S.A. (France)[1]	280	18,980

Machinery - 2.0%
Flowserve Corp.	760	37,362

Professional Services - 6.2%
Experian plc (Ireland)[1]	2,500	48,281
Nielsen Holdings plc	1,710	69,956

		118,237

Trading Companies & Distributors - 2.0%
WW Grainger, Inc.	150	37,886

Total Industrials		212,465

Information Technology - 14.7%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,570	48,230

IT Services - 4.5%
MasterCard, Inc. - Class A	390	41,469
Visa, Inc. - Class A	530	43,836

		85,305

Software - 7.7%
Microsoft Corp.	910	58,832

2

Investment Portfolio - January 31, 2017

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Oracle Corp.	1,680	$67,385
SAP SE (Germany)[1]	220	20,119

		146,336

Total Information Technology		279,871

Telecommunication Services - 4.5%
Diversified Telecommunication Services - 4.5%
BT Group plc (United Kingdom)[1]	12,010	46,059
Singapore Telecommunications Ltd. (Singapore)[1]	14,180	38,986

		85,045

TOTAL COMMON STOCKS
(Identified Cost $1,820,341)		1,857,768

SHORT-TERM INVESTMENT - 2.7%

Dreyfus Government Cash Management[2], 0.47%
(Identified Cost $51,473)	51,473	51,473

TOTAL INVESTMENTS - 100.6%
(Identified Cost $1,871,814)		1,909,241
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(10,461)

NET ASSETS - 100%		$1,898,780

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of January 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,893,240
Unrealized appreciation	100,995
Unrealized depreciation	(84,994)

Net unrealized appreciation	$16,001

3

Investment Portfolio - January 31, 2017

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$447,120	$242,450	$204,670	$—
Consumer Staples	371,399	120,417	250,982	—
Financials	49,900	49,900	—	—
Health Care	411,968	285,977	125,991	—
Industrials	212,465	145,204	67,261	—
Information Technology	279,871	259,752	20,119	—
Telecommunication Services	85,045	—	85,045	—
Mutual fund	51,473	51,473	—	—

Total assets	$1,909,241	$1,155,173	$754,068	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2016 or January 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

ITEM 2:   CONTROLS AND PROCEDURES

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:   EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.
/s/ Michele T. Mosca
Michele T. Mosca
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: 3/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michele T. Mosca
Michele T. Mosca
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: 3/14/2017
/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
Date: 3/14/2017